                                   NATIONWIDE
                                   DC VARIABLE
                                     ACCOUNT


                                     [LOGO]


                                  ANNUAL REPORT
                                       TO
                      PARTICIPANTS AND RETIRED PARTICIPANTS
                                DECEMBER 31, 1997


                        NATIONWIDE LIFE INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO

                                                              [NATIONWIDE LOGO]

                               [NATIONWIDE LOGO]
                        NATIONWIDE LIFE INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215 - 2220


                     [PHOTO OF JOSEPH J. GASPER, PRESIDENT]


                               PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 1997 annual report of the Nationwide DC Variable Account.

Equity markets ended a volatile season to record the third straight year of gains topping the 20 percent mark. Additionally, returns on fixed income investments were buoyed by declining inflation, steady Federal Reserve policy and the positive outlook for lower budget deficits.

The U.S. economy continues to be strong into 1998. However, there is still much uncertainty about what effect the Southeast Asian crisis will have on our economy during this year. The obvious result, we believe, will be a slowing of economic growth due to reduced exports, restrained pricing flexibility and lower corporate profits. We expect the Federal Reserve will continue to stay on the sidelines as the Southeast Asian economic turmoil plays out. At the same time, low inflation and low interest rates should continue to provide a healthy environment for financial assets.

We are committed to our customers as our most valuable asset. Our commitment to you is to continue to add value to our products and services to help you achieve your financial planning and retirement goals. As always, we welcome and encourage your feedback.



                              /s/ Joseph J. Gasper

                              Joseph J. Gasper, President

CONTENTS


HOW TO READ THE ANNUAL REPORT.............................................    5
  Explanation on how to read and understand
  the various financial reports


FUND PERFORMANCES.........................................................    6


STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY..............    8


STATEMENTS OF OPERATIONS AND CHANGES
IN CONTRACT OWNERS' EQUITY................................................   11


NOTES TO FINANCIAL STATEMENTS.............................................   27


INDEPENDENT AUDITORS' REPORT..............................................   39

HOW TO READ THE ANNUAL REPORT


This Annual Report is sent to all customers who own a Nationwide annuity with all or some of the funds in the Nationwide DC Variable Account (the Account). The Account is a separate account trust which offers investment options in sixty-two mutual funds from twenty-one mutual fund houses.

The Annual Report has two major financial sections.

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement, beginning on page 8, lists all the funds in the Account, the number of shares owned, the amount paid for the shares (i.e., cost) and their market value on December 31, 1997. The funds are generally presented in alphabetical order. The market value of the assets change as the underlying mutual fund shares change in value. As contract owners make exchanges between the funds, the number of shares in each fund increases and decreases. When money is deposited (withdrawn) by contract owners, shares of the mutual funds are bought (sold) by the Account. The total market value of the funds is equal to the Total investments.

Accounts receivable, if applicable, is an asset of the Account for money market fund shares or reinvested dividend shares added to the contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equals Total assets.

Accounts payable, if applicable, is a liability of the Account for money market fund shares deducted from the contract owners' accounts, but not yet deducted from Total investments.

Total assets minus Accounts payable equals Contract owners' equity. For a summary of Contract owners' equity by fund series turn to page 31.

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

These statements, found on page 11, show the activity in the Account for the periods stated herein.

The Investment activity section shows the changes in unrealized gain (loss) of the mutual funds in the Account, realized gain (loss) as shares of the funds are bought (sold), mortality, expense and administration charges which are assessed through the daily unit value calculations, and dividends and capital gains earnings from the underlying mutual funds.

The Equity transactions section illustrates the receipt of purchase payments by the Account as new contracts are sold, existing contract owners deposit additional funds; and deductions from the Account when money is withdrawn, contracts are canceled, annuity benefits are paid, and annual contract maintenance charges and contingent deferred sales charges are assessed.

Net change in contract owners' equity equals Investment activity plus Equity transactions.

The Contract owners' equity at the beginning of the period plus the Net change in contract owners' equity equals the Contract owners' equity at the end of the period. Contract owners' equity at the end of the calendar year will equal the Contract owners' equity at the beginning of the next year.

As you review the following pages of the Annual Report, the Notes to Financial Statements, beginning on page 27, will also help explain and clarify the various statements and schedules.

FUND PERFORMANCES

                  AVERAGE ANNUAL TOTAL RETURN: NON-STANDARDIZED+
 PERCENT CHANGE IN NET ASSETS WITH CAPITAL GAINS AND INCOME DIVIDENDS REINVESTED

------------------------------------------------------------------------------------------------------------------------
                                                            YEAR         YEAR         3 YEARS      5 YEARS     10 YEARS*
                                                            1997         1996         1/1/95-      1/1/93-      1/1/88-
FUNDS**                                                                              12/31/97     12/31/97     12/31/97
------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH FUNDS
AIM Constellation Fund                                     12.37%        15.72%        20.60%      15.56%       19.51%
American Century: Twentieth Century Growth Fund            28.06%        13.92%        20.26%      11.77%       14.29%
Janus Twenty Fund                                          28.47%        26.64%        29.97%      15.76%       19.99%
Mass. Investors Growth Stock Fund                          46.75%        21.67%        31.43%      18.92%       16.98%
Putnam Voyager Fund                                        24.79%        11.73%        24.63%      17.70%       17.92%

GROWTH FUNDS
AIM Weingarten Fund                                        25.28%        17.12%        25.32%      14.53%       15.84%
American Century: Twentieth Century Select Fund            30.94%        18.09%        23.39%      14.22%       13.50%
American Century: Twentieth Century Ultra Fund             21.97%        12.77%        23.33%      16.66%       20.74%
Davis New York Venture Fund                                32.41%        25.33%        32.21%      21.07%       20.04%
Dreyfus Third Century Fund                                 28.15%        23.15%        28.52%      15.20%       15.09%
Fidelity Contrafund                                        21.84%        20.78%        25.71%      18.54%       21.86%
Fidelity Magellan(R) Fund                                  25.40%        10.63%        23.42%      17.69%       17.76%
Fidelity OTC Portfolio                                      8.87%        22.56%        22.25%      13.62%       16.80%
Growth Fund of America(R)                                  25.66%        13.75%        22.49%      15.61%       15.55%
Janus Fund                                                 21.56%        18.48%        22.68%      14.71%       17.22%
MFS(R) Growth Opportunities Fund                           22.12%        20.71%        25.23%      16.50%       13.71%
Nationwide(R) Growth Fund                                  25.04%        15.59%        22.60%      15.35%       13.87%
Neuberger & Berman Manhattan Fund                          27.98%         8.81%        21.80%      13.46%       15.13%
Neuberger & Berman Partners Fund                           28.01%        25.34%        29.15%      19.26%       16.08%
Putnam Investors Fund                                      33.22%        20.25%        29.72%      19.57%       16.29%
Seligman Growth Fund                                       16.99%        19.99%        21.34%      12.40%       13.64%
Strong Common Stock                                        22.85%        19.32%        24.35%      18.64%       20.26%

GROWTH AND INCOME FUNDS
Delaware Group - Decatur Income Fund                       28.73%        19.36%        26.52%      17.88%       13.89%
Evergreen Income and Growth Fund                           24.40%        11.82%        19.51%      12.09%       11.21%
Fidelity Asset Manager(TM)                                 21.12%        11.66%        16.54%      12.33%       12.63%
Fidelity Equity-Income Fund                                28.76%        19.87%        26.31%      19.18%       15.58%
Fidelity Growth and Income Portfolio                       28.94%        18.88%        27.15%      19.78%       18.65%
Fidelity Puritan(R) Fund                                   21.19%        14.06%        18.48%      15.09%       13.96%
Income Fund of America(R)                                  21.01%        14.13%        20.87%      14.00%       13.05%
INVESCO Industrial Income Fund                             25.25%        15.61%        22.24%      15.00%       15.83%
Nationwide(R) Fund                                         38.31%        22.75%        29.78%      18.16%       16.52%
Neuberger & Berman Guardian Fund                           16.82%        16.76%        21.31%      15.05%       16.37%

INCOME FUNDS
Bond Fund of America(SM)                                    8.20%         5.69%        10.23%       7.34%        8.71%
Fidelity Capital & Income Fund                             13.62%        10.34%        13.18%      11.13%       10.90%
MAS Fixed Income Portfolio                                  8.57%         6.34%        10.83%       7.56%        8.88%
MFS(R) High Income Fund                                    11.78%        11.48%        13.08%      10.53%        9.66%
Nationwide(R) Bond Fund                                     8.27%         0.52%        10.20%       5.97%        7.62%

INDEX FUND
Dreyfus S&P 500 Index Fund                                 31.83%        21.16%        29.33%      18.54%       14.65%
SEI Index Fund (S & P 500 Index)                           31.82%        21.45%        29.63%      18.84%       16.58%

INTERNATIONAL FUNDS
T. Rowe Price International Stock Fund(R)                   1.73%        14.89%         8.85%      11.96%        9.57%
Templeton Foreign Fund                                      5.64%        16.88%        10.78%      12.86%       11.45%
Templeton Global Smaller Companies Fund                     6.05%        20.93%        14.33%      13.03%       12.88%

GOVERNMENT BOND FUNDS
Federated GNMA Trust                                        7.80%         3.97%         8.82%       5.60%        7.78%
Federated U.S. Government Securities Fund                   6.12%         2.59%         6.99%       4.76%        6.51%

MONEY MARKET FUND
Dreyfus Cash Management                                     4.55%         4.41%         4.66%       3.84%        4.96%
Nationwide(R) Money Market Fund                             4.12%         3.98%         4.20%       3.39%        4.45%

S&P 500 ***                                                33.36%        22.96%        31.15%      20.26%       18.05%
------------------------------------------------------------------------------------------------------------------------

* The percentage in the 10-year column for the Fidelity Asset Manager reflects performance since its inception in December 1988, the figure shown for Strong Common Stock reflects performance since its inception in December 1989, and the figure shown for Dreyfus S&P 500 Index Fund reflects performance since its inception in November 1989.

** Funds are neither insured nor guaranteed by the U.S. Government. For the Money Market Funds, there can be no assurance that this fund will be able to maintain a stable net asset value of $1 per share.

*** The S&P 500 is a stock market index which assumes investment in the 500 largest available stocks. This unmanaged index is normally used as a comparison or benchmark against equity mutual funds.

+ SEC and NASD regulations require that any reporting of product performance be accompanied by standardized data and the disclosures are on the following page. Please review this information and a product prospectus before investing.

NOTE: The above illustration represents past performance based on a $1,000 hypothetical Investment and reflects the deduction of an actuarial risk fee which is equivalent to 0.95% on an annualized basis. The results shown represent past performance and should not be considered a representation of performance or investor experience of the funds in the future. Investment returns and principal are not guaranteed under these variable options. The unit values at the time of redemption may be worth more or less than their original cost.

For complete information about the options available to you through your Deferred Compensation Program, including charges and expenses, consult your prospectus(es) which are available from your local representative. Please read the prospectus(es) carefully before investing or sending money.

                                     Sources: Nationwide Advisory Services
                                              Computer Directions Advisors, Inc.

                    AVERAGE ANNUAL TOTAL RETURN: STANDARDIZED
 PERCENT CHANGE IN NET ASSETS WITH CAPITAL GAINS AND INCOME DIVIDENDS REINVESTED

------------------------------------------------------------------------------------------------------------------------
                                                           YEAR          YEAR         3 YEARS      5 YEARS     10 YEARS*
                                                           1997          1996         1/1/95-      1/1/93-      1/1/88-
FUNDS**                                                                              12/31/97     12/31/97     12/31/97
------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH FUNDS
AIM Constellation Fund                                      5.87%        10.22%        18.23%      13.78%       18.65%
American Century: Twentieth Century Growth Fund            21.56%         8.42%        17.76%       9.67%       13.21%
Janus Twenty Fund                                          21.97%        21.14%        27.79%      13.78%       19.15%
Mass. Investors Growth Stock Fund                          40.25%        16.17%        29.19%      17.07%       15.89%
Putnam Voyager Fund                                        18.29%         6.23%        22.34%      15.95%       16.95%

GROWTH FUNDS
AIM Weingarten Fund                                        18.78%        11.62%        23.04%      12.55%       14.82%
American Century: Twentieth Century Select Fund            24.44%        12.59%        20.99%      12.25%       12.36%
American Century: Twentieth Century Ultra Fund             15.47%         7.27%        21.01%      14.89%       19.91%
Davis New York Venture Fund                                25.91%        19.83%        30.08%      19.37%       19.12%
Dreyfus Third Century Fund                                 21.65%        17.65%        26.31%      13.22%       14.02%
Fidelity Contrafund                                        15.34%        15.28%        23.45%      16.82%       21.07%
Fidelity Magellan(R) Fund                                  18.90%         5.13%        21.09%      15.97%       16.83%
Fidelity OTC Portfolio                                      2.37%        17.06%        19.95%      11.69%       15.86%
Growth Fund of America(R)                                  19.16%         8.25%        20.10%      13.76%       14.52%
Janus Fund                                                 15.06%        12.98%        20.31%      12.81%       16.30%
MFS(R) Growth Opportunities Fund                           15.62%        15.21%        22.94%      14.67%       12.52%
Nationwide(R) Growth Fund                                  18.54%        10.09%        20.21%      13.47%       12.73%
Neuberger & Berman Manhattan Fund                          21.48%         3.31%        19.39%      11.48%       14.10%
Neuberger & Berman Partners Fund                           21.51%        19.84%        26.95%      17.51%       14.97%
Putnam Investors Fund                                      26.72%        14.75%        27.52%      17.82%       15.19%
Seligman Growth Fund                                       10.49%        14.49%        18.95%      10.38%       12.51%
Strong Common Stock                                        16.35%        13.82%        22.03%      16.95%       19.18%

GROWTH AND INCOME FUNDS
Delaware Group - Decatur Income Fund                       22.23%        13.86%        24.24%      16.09%       12.70%
Evergreen Income and Growth Fund                           17.90%         6.32%        17.01%      10.07%        9.93%
Fidelity Asset Manager(TM)                                 14.62%         6.16%        13.95%      10.39%       11.37%
Fidelity Equity-Income Fund                                22.26%        14.37%        24.03%      17.47%       14.46%
Fidelity Growth and Income Portfolio                       22.44%        13.38%        24.90%      18.09%       17.70%
Fidelity Puritan(R) Fund                                   14.69%         8.56%        15.96%      13.28%       12.83%
Income Fund of America(R)                                  14.51%         8.63%        18.45%      12.09%       11.88%
INVESCO Industrial Income Fund                             18.75%        10.11%        19.84%      13.12%       14.82%
Nationwide(R) Fund                                         31.81%        17.25%        27.54%      16.29%       15.48%
Neuberger & Berman Guardian Fund                           10.32%        11.26%        18.93%      13.21%       15.40%

INCOME FUND
Bond Fund of America(SM)                                    1.70%         0.19%         7.47%       5.18%        7.36%
Fidelity Capital & Income Fund                              7.12%         4.84%        10.49%       9.18%        9.57%
MAS Fixed Income Portfolio                                  2.07%         0.84%         8.09%       5.41%        7.54%
MFS(R) High Income Fund                                     5.28%         5.98%        10.40%       8.54%        8.23%
Nationwide(R) Bond Fund                                     1.77%        -4.94%         7.46%       3.72%        6.21%

INDEX FUND
Dreyfus S&P 500 Index Fund                                 25.33%        15.66%        27.13%      16.72%       13.16%
SEI Index Fund (S & P 500 Index)                           25.32%        15.95%        27.43%      17.04%       15.53%

INTERNATIONAL FUNDS
T. Rowe Price International Stock Fund(R)                  -4.77%         9.39%         6.02%      10.18%        8.30%
Templeton Foreign Fund                                     -0.86%        11.38%         8.01%      11.08%       10.30%
Templeton Global Smaller Companies Fund                    -0.45%        15.43%        11.72%      11.21%       11.77%

GOVERNMENT BOND FUNDS
Federated GNMA Trust                                        1.30%        -1.53%         5.99%       3.32%        6.39%
Federated U.S. Government Securities Fund                  -0.38%        -2.91%         4.08%       2.45%        5.02%

MONEY MARKET FUND
Dreyfus Cash Management                                    -1.95%        -1.09%         1.61%       1.47%        3.36%
Nationwide(R) Money Market Fund                            -2.38%        -1.52%         1.14%       0.98%        2.79%
------------------------------------------------------------------------------------------------------------------------

* The percentage in the 10-year column for the Fidelity Asset Manager reflects performance since its inception in December 1988, the figure shown for Strong Common Stock reflects performance since its inception in December 1989, and the figure shown for Dreyfus S&P 500 Index Fund reflects performance since its inception in November 1989.

** Funds are neither insured nor guaranteed by the U.S. Government. For the Money Market Funds, there can be no assurance that this fund will be able to maintain a stable net asset value of $1 per share.

NOTE: The above illustration represents past fund performance based on a $1,000 hypothetical Investment. The performance figures reflect the deduction of a 0.95% annual asset fee, $15 annual administrative charge, and a 5.0% Contingent Deferred Sales Charge. These charges/fees may not be applicable to your Deferred Compensation Program. Investment principal and investment returns are not guaranteed under these variable options. Unit values at the time of redemption may be worth more or less than their original cost. The results shown above should not be considered a representation of performance or investor experience of the funds in the future.

For complete information about the options available to you through your Deferred Compensation Program, including charges and expenses, consult your prospectus(es) which are available from your local representative. Please read the prospectus(es) carefully before investing or sending money.

                         NATIONWIDE DC VARIABLE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1997


Assets:
   Investments at market value:

      AIM Equity Funds, Inc. - AIM Constellation Fund - Institutional Class (AIMCon)
         353,123 shares (cost $9,814,177) ............................................   $    9,590,833

      American Century: Twentieth Century Growth Fund (ACTCGro)
         5,820,537 shares (cost $124,391,823) ........................................      139,751,098

      American Century: Twentieth Century Select Fund (ACTCSel)
         53,889 shares (cost $2,029,743) .............................................        2,295,131

      American Century: Twentieth Century Ultra Fund (ACTCUltra)
         12,261,059 shares (cost $324,921,418) .......................................      334,726,919

      The Bond Fund of America(SM), Inc. (BdFdAm)
         891,354 shares (cost $12,244,809) ...........................................       12,478,950

      Davis New York Venture Fund, Inc. - Class A (DNYVenFd)
         19,577 shares (cost $453,076) ...............................................          437,146

      Delaware Group Decatur Fund, Inc. -
      Decatur Income Fund Institutional Class (DeDecInc)
        14,039 shares (cost $255,992) ................................................          282,599

      Dreyfus Cash Management - Class A (DryCsMgt)
         280,979 shares (cost $280,979) ..............................................          280,979

      Dreyfus S&P 500 Index Fund (Dry500Ix)
         1,018,745 shares (cost $28,751,343) .........................................       29,237,968

      The Dreyfus Third Century Fund, Inc. (Dry3dCen)
         3,439,808 shares (cost $31,837,262) .........................................       36,152,385

      Evergreen Income and Growth Fund - Class Y (EvIncGro)
         193,507 shares (cost $3,789,466) ............................................        4,630,612

      The Institutional Shares of Federated GNMA Trust (FedGNMA)
         84,604 shares (cost $945,490) ...............................................          958,562

      Federated U.S. Government Securities Fund: 2-5 Years -
      Institutional Shares (FedUSGvt)
        237,513 shares (cost $2,498,293) .............................................        2,524,767

      Fidelity Asset Manager(TM) (FidAsMgr)
         361,947 shares (cost $6,132,945) ............................................        6,641,734

      Fidelity Capital & Income Fund (FidCapInc)
         137,300 shares (cost $1,223,378) ............................................        1,374,369

      Fidelity Contrafund (FidContr)
         5,374,235 shares (cost $216,052,916) ........................................      250,600,591

      Fidelity Equity-Income Fund (FidEqInc)
         5,615,995 shares (cost $209,919,501) ........................................      294,334,304

      Fidelity Growth & Income Portfolio (FidGrInc)
         233,635 shares (cost $8,374,913) ............................................        8,901,489

      Fidelity Magellan(R) Fund (FidMgln)
         2,403,663 shares (cost $189,857,516) ........................................      228,996,978

      The Growth Fund of America(R), Inc. (GroFdAm)
         723,811 shares (cost $12,215,214) ...........................................       13,593,179

      The Income Fund of America(R), Inc. (IncFdAm)
         1,032,931 shares (cost $16,631,222) .........................................       18,355,189

      INVESCO Industrial Income Fund, Inc. (InvIndInc)
         1,534,974 shares (cost $20,422,144) .........................................       22,886,469

      Janus Fund (JanFund)
         2,639,870 shares (cost $65,892,003) .........................................       65,732,768

      Janus Twenty Fund (Jan20Fd)
         531 shares (cost $18,331) ...................................................           16,459

      MAS Funds - Fixed Income Portfolio (MASFIP)
         223,094 shares (cost $2,666,574) ............................................        2,659,279

      MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)
         1,999,018 shares (cost $23,875,723) .........................................       27,826,327

      MFS(R) High Income Fund - Class A (MFSHiInc)
         709,914 shares (cost $3,798,950) ............................................        3,925,825

      Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)
         580,079 shares (cost $6,431,749) ............................................        7,204,580

      Nationwide(R) Bond Fund (NWBdFd)
         11,726 shares (cost $107,869) ...............................................          111,750

      Nationwide(R) Fund (NWFund)
         2,844,581 shares (cost $58,840,651) .........................................       75,352,944

      Nationwide(R) Growth Fund (NWGroFd)
         681,066 shares (cost $8,684,403) ............................................        9,970,810

      Nationwide(R) Money Market Fund (NWMyMkt)
         45,685,723 shares (cost $45,685,723) ........................................       45,685,723

      Neuberger & Berman Guardian Fund (NBGuard)
         37,973 shares (cost $1,101,956) .............................................          983,491

      Neuberger & Berman Manhattan Fund (NBManhFd)
         11,339 shares (cost $134,200) ...............................................          124,843

      Neuberger & Berman Partners Fund (NBPartFd)
         76,015 shares (cost $2,209,884) .............................................        1,999,193

      Putnam Investors Fund - Class A (PutInvFd)
         4,002,278 shares (cost $35,706,575) .........................................       44,985,604

      Putnam Voyager Fund - Class A (PutVoyFd)
         7,238,618 shares (cost $117,476,335) ........................................      137,895,671

      SEI Index Funds - S&P 500 Index Portfolio (SEI500Ix)
         497,766 shares (cost $14,146,931) ...........................................       15,256,513

      Seligman Growth Fund, Inc. - Class A (SelGroFd)
         469,336 shares (cost $2,521,649) ............................................        2,853,565

      T. Rowe Price International Funds, Inc. - International Stock Fund(R) (TRIntStk)
         2,251,952 shares (cost $31,779,749) .........................................       30,221,189

                                                                     (Continued)

      Templeton Foreign Fund - Class I (TemForFd)
         8,112,299 shares (cost $81,035,996) .........................................       80,717,371

      American Century VP - American Century VP Balanced (ACVPBal)
         830 shares (cost $6,031) ....................................................            6,842

      American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
         8,162 shares (cost $83,823) .................................................           79,009

      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         357 shares (cost $8,306) ....................................................            8,913

      Dreyfus Stock Index Fund (DryStkIx)
         1,782 shares (cost $34,903) .................................................           45,889

      Fidelity VIP Fund II - Asset Manager Portfolio (FidVIPAM)
         2,097 shares (cost $32,469) .................................................           37,762

      Fidelity VIP Fund - Equity-Income Portfolio (FidVIPEI)
         6,960 shares (cost $137,259) ................................................          168,985

      Fidelity VIP Fund - Growth Portfolio (FidVIPGr)
         3,591 shares (cost $105,209) ................................................          133,242

      Fidelity VIP Fund - High Income Portfolio (FidVIPHI)
         3,346 shares (cost $40,631) .................................................           45,435

      Fidelity VIP - Overseas Portfolio (FidVIPOv)
         8,313 shares (cost $145,630) ................................................          159,604

      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         1,299 shares (cost $14,382) .................................................           14,783

      Nationwide SAT - Money Market Fund (NSATMyMkt)
         8,360 shares (cost $8,360) ..................................................            8,360

      Nationwide SAT - Total Return Fund (NSATTotRe)
         7,892 shares (cost $110,139) ................................................          129,267

      Neuberger & Berman AMT - Growth Portfolio (NBAMTGro)
         925 shares (cost $24,005) ...................................................           28,236

      Neuberger & Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
         598 shares (cost $8,207) ....................................................            8,440

      Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)
         1,429 shares (cost $21,046) .................................................           29,435
                                                                                         --------------
            Total investments ........................................................    1,973,460,358
   Accounts receivable ...............................................................       10,966,077
                                                                                         --------------
            Total assets .............................................................    1,984,426,435

Accounts payable .....................................................................       10,325,466
                                                                                         --------------
Contract owners' equity (note 4) .....................................................   $1,974,100,969
                                                                                         ==============

See accompanying notes to financial statements.

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                      TOTAL                                 AIMCon
                                                        ----------------------------------    ----------------------------------
                                                             1997                1996               1997               1996
                                                        ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............................  $    20,895,878         19,852,186                 --                 --
  Mortality and expense charges (note 2) .............       (8,777,426)        (7,324,869)           (83,193)           (53,871)
  Administration charge (note 2)
      Tier I .........................................       (4,398,894)        (3,675,030)           (55,661)           (44,853)
      Tier II ........................................       (1,173,353)        (1,000,535)                --                 --
      Tier III .......................................         (388,328)          (279,498)                --                 --
      Tier IV ........................................         (149,483)          (128,485)                --                 --
      Tier V .........................................         (420,645)          (361,137)            (6,404)            (1,210)
                                                        ---------------    ---------------    ---------------    ---------------
    Net investment activity ..........................        5,587,749          7,082,632           (145,258)           (99,934)

  Proceeds from mutual fund shares sold ..............      357,793,032        426,930,903         18,815,677          1,188,174
  Cost of mutual fund shares sold ....................     (303,606,933)      (365,983,789)       (15,735,318)          (823,994)
                                                        ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..............       54,186,099         60,947,114          3,080,359            364,180
  Change in unrealized gain (loss) on investments ....      102,369,350         33,461,531         (1,523,649)           713,388
                                                        ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...................      156,555,449         94,408,645          1,556,710          1,077,568
                                                        ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ...........................      184,171,649         91,935,777            657,567            508,345
                                                        ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
        equity resulting from operations .............      346,314,847        193,427,054          2,069,019          1,485,979
                                                        ---------------    ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................................      453,926,543        391,105,511          7,859,657          6,347,755
  Transfers between funds ............................               --                 --         (1,122,286)         3,672,192
  Redemptions ........................................     (251,618,723)      (384,960,385)       (14,772,202)        (1,656,333)
  Annual contract maintenance charge (note 2) ........           (2,992)          (109,548)                --                 --
  Contingent deferred sales charges (note 2) .........          (14,054)            (4,539)              (695)              (313)
  Adjustments to maintain reserves ...................         (293,934)          (130,864)              (797)              (415)
                                                        ---------------    ---------------    ---------------    ---------------
      Net equity transactions ........................      201,996,840          5,900,175         (8,036,323)         8,362,886

  Net change in contract owners' equity ..............      548,311,687        199,327,229         (5,967,304)         9,848,865
  Contract owners' equity beginning of period ........    1,425,789,282      1,226,462,053         15,557,461          5,708,596
                                                        ---------------    ---------------    ---------------    ---------------
  Contract owners' equity end of period ..............  $ 1,974,100,969      1,425,789,282          9,590,157         15,557,461
                                                        ===============    ===============    ===============    ===============

                                                                     AIMWein                               ACTCGro
                                                        ----------------------------------    ----------------------------------
                                                              1997               1996               1997               1996
                                                        ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............................               --             14,997                 --            964,074
  Mortality and expense charges (note 2) .............           (9,318)            (9,300)          (642,882)          (736,946)
  Administration charge (note 2)
      Tier I .........................................           (8,386)            (8,370)          (271,869)          (308,479)
      Tier II ........................................               --                 --            (93,304)          (126,718)
      Tier III .......................................               --                 --            (26,285)           (23,471)
      Tier IV ........................................               --                 --             (7,827)            (9,068)
      Tier V .........................................               --                 --            (48,240)           (52,202)
                                                        ---------------    ---------------    ---------------    ---------------
    Net investment activity ..........................          (17,704)            (2,673)        (1,090,407)          (292,810)

  Proceeds from mutual fund shares sold ..............        2,988,919            362,431         16,716,393         58,779,225
  Cost of mutual fund shares sold ....................       (2,485,069)          (306,808)       (16,558,938)       (63,406,533)
                                                        ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..............          503,850             55,623            157,455         (4,627,308)
  Change in unrealized gain (loss) on investments ....          (68,071)            26,347         10,717,229         21,683,917
                                                        ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...................          435,779             81,970         10,874,684         17,056,609
                                                        ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ...........................               57            223,451         20,522,141          1,295,969
                                                        ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
        equity resulting from operations .............          418,132            302,748         30,306,418         18,059,768
                                                        ---------------    ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................................          430,962            537,314         14,467,218         17,388,418
  Transfers between funds ............................         (191,388)           (70,108)        (6,426,109)       (21,672,216)
  Redemptions ........................................       (2,774,113)          (177,736)       (12,448,292)       (49,435,421)
  Annual contract maintenance charge (note 2) ........               --                 --                 (4)           (25,093)
  Contingent deferred sales charges (note 2) .........               --                 --               (700)              (325)
  Adjustments to maintain reserves ...................             (440)                80              3,742             (3,642)
                                                        ---------------    ---------------    ---------------    ---------------
      Net equity transactions ........................       (2,534,979)           289,550         (4,404,145)       (53,748,279)

  Net change in contract owners' equity ..............       (2,116,847)           592,298         25,902,273        (35,688,511)
  Contract owners' equity beginning of period ........        2,116,847          1,524,549        113,853,751        149,542,262
                                                        ---------------    ---------------    ---------------    ---------------
  Contract owners' equity end of period ..............               --          2,116,847        139,756,024        113,853,751
                                                        ===============    ===============    ===============    ===============

                                                                     (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996


                                                                   ACTCSel                          ACTCUltra
                                                        -----------------------------     -----------------------------
                                                            1997             1996             1997             1996
                                                        ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................    $      8,911           11,951          127,927               --
  Mortality and expense charges (note 2) ...........          (9,710)          (9,312)      (1,509,815)      (1,223,060)
  Administration charge (note 2)
      Tier I .......................................            (226)            (231)        (776,590)        (620,290)
      Tier II ......................................              --               --         (199,798)        (159,009)
      Tier III .....................................              --               --          (80,544)         (62,126)
      Tier IV ......................................          (3,783)          (3,622)         (21,246)         (19,777)
      Tier V .......................................              --               --          (62,951)         (54,629)
                                                        ------------     ------------     ------------     ------------
    Net investment activity ........................          (4,808)          (1,214)      (2,523,017)      (2,138,891)

  Proceeds from mutual fund shares sold ............         105,754          573,132       42,925,473       45,912,843
  Cost of mutual fund shares sold ..................         (82,007)        (503,535)     (28,943,858)     (33,382,579)
                                                        ------------     ------------     ------------     ------------
    Realized gain (loss) on investments ............          23,747           69,597       13,981,615       12,530,264
  Change in unrealized gain (loss) on investments ..         123,754           41,842      (23,440,931)       2,813,597
                                                        ------------     ------------     ------------     ------------
    Net gain (loss) on investments .................         147,501          111,439       (9,459,316)      15,343,861
                                                        ------------     ------------     ------------     ------------
  Reinvested capital gains .........................         357,648          136,147       68,012,104       14,628,040
                                                        ------------     ------------     ------------     ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........         500,341          246,372       56,029,771       27,833,010
                                                        ------------     ------------     ------------     ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ................................         237,869          144,642       76,463,255       77,539,281
  Transfers between funds ..........................          72,140         (297,684)      (3,905,194)      (4,202,211)
  Redemptions ......................................         (73,384)        (204,280)     (39,257,098)     (48,772,720)
  Annual contract maintenance charge (note 2) ......              --               --              (24)             (36)
  Contingent deferred sales charges (note 2) .......              --               --           (1,699)          (1,200)
  Adjustments to maintain reserves .................            (255)          (1,008)         (69,090)          16,497
                                                        ------------     ------------     ------------     ------------
      Net equity transactions ......................         236,370         (358,330)      33,230,150       24,579,611

  Net change in contract owners' equity ............         736,711         (111,958)      89,259,921       52,412,621
  Contract owners' equity beginning of period ......       1,558,172        1,670,130      245,403,535      192,990,914
                                                        ------------     ------------     ------------     ------------
  Contract owners' equity end of period ............    $  2,294,883        1,558,172      334,663,456      245,403,535
                                                        ============     ============     ============     ============

                                                                   BdFdAm                            DNYVenFd
                                                        -----------------------------     -----------------------------
                                                            1997             1996             1997             1996
                                                        ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................         831,172        1,046,187            2,454           21,123
  Mortality and expense charges (note 2) ...........         (59,085)         (73,390)         (20,053)         (17,262)
  Administration charge (note 2)
      Tier I .......................................         (33,669)         (41,477)         (16,533)          (5,711)
      Tier II ......................................          (8,744)         (13,677)          (1,346)          (8,733)
      Tier III .....................................          (2,293)          (2,065)              --               --
      Tier IV ......................................            (201)            (214)              --               --
      Tier V .......................................          (1,926)          (1,870)              --               --
                                                        ------------     ------------     ------------     ------------
    Net investment activity ........................         725,254          913,494          (35,478)         (10,583)

  Proceeds from mutual fund shares sold ............       5,280,682        8,814,167        8,604,728        3,456,609
  Cost of mutual fund shares sold ..................      (5,010,122)      (8,967,702)      (7,453,575)      (2,805,367)
                                                        ------------     ------------     ------------     ------------
    Realized gain (loss) on investments ............         270,560         (153,535)       1,151,153          651,242
  Change in unrealized gain (loss) on investments ..         (62,236)         (20,855)        (200,770)          14,694
                                                        ------------     ------------     ------------     ------------
    Net gain (loss) on investments .................         208,324         (174,390)         950,383          665,936
                                                        ------------     ------------     ------------     ------------
  Reinvested capital gains .........................              --               --           10,430           82,146
                                                        ------------     ------------     ------------     ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........         933,578          739,104          925,335          737,499
                                                        ------------     ------------     ------------     ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ................................       2,017,698        3,181,588        4,085,503        1,804,566
  Transfers between funds ..........................        (215,164)      (1,049,358)       2,267,457          784,377
  Redemptions ......................................      (1,811,719)      (6,476,871)      (9,056,278)      (3,494,975)
  Annual contract maintenance charge (note 2) ......              (8)          (2,955)              --               --
  Contingent deferred sales charges (note 2) .......              --               --               --               --
  Adjustments to maintain reserves .................            (783)          (1,103)           8,950              165
                                                        ------------     ------------     ------------     ------------
      Net equity transactions ......................          (9,976)      (4,348,699)      (2,694,368)        (905,867)

  Net change in contract owners' equity ............         923,602       (3,609,595)      (1,769,033)        (168,368)
  Contract owners' equity beginning of period ......      11,554,576       15,164,171        2,215,046        2,383,414
                                                        ------------     ------------     ------------     ------------
  Contract owners' equity end of period ............      12,478,178       11,554,576          446,013        2,215,046
                                                        ============     ============     ============     ============

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                  DeDecInc                        DryCsMgt
                                                        ----------------------------    ----------------------------
                                                            1997            1996            1997            1996
                                                        ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................    $     7,552           7,849          54,849         136,743
  Mortality and expense charges (note 2) ...........         (1,261)         (1,071)         (5,071)        (13,528)
  Administration charge (note 2)
      Tier I .......................................           (889)           (785)         (3,079)         (2,135)
      Tier II ......................................           (157)           (111)         (1,320)         (8,925)
      Tier III .....................................            (46)            (37)             --              --
      Tier IV ......................................             --              --              --              --
      Tier V .......................................             --              --              --              --
                                                        -----------     -----------     -----------     -----------
    Net investment activity ........................          5,199           5,845          45,379         112,155

  Proceeds from mutual fund shares sold ............         32,460          37,688       6,117,696       6,819,165
  Cost of mutual fund shares sold ..................        (26,970)        (35,438)     (6,117,696)     (6,819,165)
                                                        -----------     -----------     -----------     -----------
    Realized gain (loss) on investments ............          5,490           2,250              --              --
  Change in unrealized gain (loss) on investments ..         14,342             821              --              --
                                                        -----------     -----------     -----------     -----------
    Net gain (loss) on investments .................         19,832           3,071              --              --
                                                        -----------     -----------     -----------     -----------
  Reinvested capital gains .........................         37,091          28,159              --              --
                                                        -----------     -----------     -----------     -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........         62,122          37,075          45,379         112,155
                                                        -----------     -----------     -----------     -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ................................         30,795          32,196         662,604         534,980
  Transfers between funds ..........................         (2,219)        (18,353)       (165,420)        345,922
  Redemptions ......................................        (31,221)        (19,904)     (1,416,011)     (2,682,910)
  Annual contract maintenance charge (note 2) ......             --              (4)             --              --
  Contingent deferred sales charges (note 2) .......             --              --              --              --
  Adjustments to maintain reserves .................             --            (135)           (171)           (243)
                                                        -----------     -----------     -----------     -----------
      Net equity transactions ......................         (2,645)         (6,200)       (918,998)     (1,802,251)

Net change in contract owners' equity ..............         59,477          30,875        (873,619)     (1,690,096)
Contract owners' equity beginning of period ........        223,128         192,253       1,154,439       2,844,535
                                                        -----------     -----------     -----------     -----------
Contract owners' equity end of period ..............    $   282,605         223,128         280,820       1,154,439
                                                        ===========     ===========     ===========     ===========

                                                                  Dry500Ix                       Dry3dCen
                                                        ----------------------------   ----------------------------
                                                            1997            1996           1997            1996
                                                        ------------    ------------   ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................        284,069              --         62,610          42,627
  Mortality and expense charges (note 2) ...........        (35,171)             --       (145,644)        (95,294)
  Administration charge (note 2)
      Tier I .......................................        (14,618)             --        (65,097)        (45,192)
      Tier II ......................................         (9,421)             --        (16,969)        (12,596)
      Tier III .....................................         (3,048)             --         (7,994)         (3,757)
      Tier IV ......................................           (830)             --         (2,467)           (940)
      Tier V .......................................             --              --         (9,783)         (6,217)
                                                        -----------     -----------    -----------     -----------
    Net investment activity ........................        220,981              --       (185,344)       (121,369)

  Proceeds from mutual fund shares sold ............      2,486,482              --      3,259,863       6,090,694
  Cost of mutual fund shares sold ..................     (2,245,649)             --     (2,727,200)     (5,350,324)
                                                        -----------     -----------    -----------     -----------
    Realized gain (loss) on investments ............        240,833              --        532,663         740,370
  Change in unrealized gain (loss) on investments ..        486,625              --      3,474,496          41,428
                                                        -----------     -----------    -----------     -----------
    Net gain (loss) on investments .................        727,458              --      4,007,159         781,798
                                                        -----------     -----------    -----------     -----------
  Reinvested capital gains .........................        433,206              --      2,817,470       2,973,237
                                                        -----------     -----------    -----------     -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........      1,381,645              --      6,639,285       3,633,666
                                                        -----------     -----------    -----------     -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ................................      8,226,484              --      9,162,128       4,244,258
  Transfers between funds ..........................     10,392,894              --      2,904,857       2,628,824
  Redemptions ......................................       (763,066)             --     (2,496,781)     (5,116,680)
  Annual contract maintenance charge (note 2) ......             --              --             --              --
  Contingent deferred sales charges (note 2) .......             --              --             --              --
  Adjustments to maintain reserves .................       (170,387)             --         (3,144)            265
                                                        -----------     -----------    -----------     -----------
      Net equity transactions ......................     17,685,925              --      9,567,060       1,756,667

Net change in contract owners' equity ..............     19,067,570              --     16,206,345       5,390,333
Contract owners' equity beginning of period ........             --              --     19,942,835      14,552,502
                                                        -----------     -----------    -----------     -----------
Contract owners' equity end of period ..............     19,067,570              --     36,149,180      19,942,835
                                                        ===========     ===========    ===========     ===========

                                                                     (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996


                                                                     EvIncGro                      FedGNMA
                                                            -------------------------     -------------------------
                                                               1997           1996           1997            1996
                                                            ----------     ----------     ----------     ----------
INVESTMENT ACTIVITY:
  Reinvested dividends .................................    $  204,120        267,495         49,431         44,688
  Mortality and expense charges (note 2) ...............       (21,764)       (28,011)        (3,754)        (3,329)
  Administration charge (note 2)
      Tier I ...........................................        (9,480)       (10,537)        (3,378)        (2,996)
      Tier II ..........................................        (4,090)        (6,618)            --             --
      Tier III .........................................          (587)          (499)            --             --
      Tier IV ..........................................          (102)          (224)            --             --
      Tier V ...........................................        (1,465)        (1,992)            --             --
                                                            ----------     ----------     ----------     ----------
    Net investment activity ............................       166,632        219,614         42,299         38,363

  Proceeds from mutual fund shares sold ................       847,065      2,360,157        440,928        203,672
  Cost of mutual fund shares sold ......................      (754,439)    (2,355,105)      (428,095)      (209,513)
                                                            ----------     ----------     ----------     ----------
    Realized gain (loss) on investments ................        92,626          5,052         12,833         (5,841)
  Change in unrealized gain (loss) on investments ......       409,277        329,828            493         (5,208)
                                                            ----------     ----------     ----------     ----------
    Net gain (loss) on investments .....................       501,903        334,880         13,326        (11,049)
                                                            ----------     ----------     ----------     ----------
  Reinvested capital gains .............................       285,501             --             --             --
                                                            ----------     ----------     ----------     ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...............       954,036        554,494         55,625         27,314
                                                            ----------     ----------     ----------     ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................................       314,114        537,355         97,632        152,176
  Transfers between funds ..............................      (630,620)      (879,504)       396,046         (7,769)
  Redemptions ..........................................      (327,850)    (1,565,234)      (299,846)       (94,659)
  Annual contract maintenance charge (note 2) ..........            --             --             --             --
  Contingent deferred sales charges (note 2) ...........            --             --           (165)           (11)
  Adjustments to maintain reserves .....................            44            120             (5)           (70)
                                                            ----------     ----------     ----------     ----------
      Net equity transactions ..........................      (644,312)    (1,907,263)       193,662         49,667

Net change in contract owners' equity ..................       309,724     (1,352,769)       249,287         76,981
Contract owners' equity beginning of period ............     4,320,926      5,673,695        709,278        632,297
                                                            ----------     ----------     ----------     ----------
Contract owners' equity end of period ..................    $4,630,650      4,320,926        958,565        709,278
                                                            ==========     ==========     ==========     ==========

                                                                     FedUSGvt                      FidAsMgr
                                                            -------------------------     -------------------------
                                                               1997           1996           1997            1996
                                                            ----------     ----------     ----------     ----------
INVESTMENT ACTIVITY:
  Reinvested dividends .................................       122,936        109,980        200,644        228,299
  Mortality and expense charges (note 2) ...............       (11,028)       (11,497)       (29,750)       (34,006)
  Administration charge (note 2)
      Tier I ...........................................        (6,630)        (4,151)       (17,550)       (14,080)
      Tier II ..........................................        (1,877)        (1,950)        (3,833)       (10,889)
      Tier III .........................................          (400)          (395)        (1,227)          (919)
      Tier IV ..........................................          (259)          (317)        (1,365)        (1,288)
      Tier V ...........................................            --           (899)            --             --
                                                            ----------     ----------     ----------     ----------
    Net investment activity ............................       102,742         90,771        146,919        167,117

  Proceeds from mutual fund shares sold ................     1,662,873      1,653,358      1,776,704      4,210,588
  Cost of mutual fund shares sold ......................    (1,668,080)    (1,626,128)    (1,379,459)    (3,630,222)
                                                            ----------     ----------     ----------     ----------
    Realized gain (loss) on investments ................        (5,207)        27,230        397,245        580,366
  Change in unrealized gain (loss) on investments ......        33,840        (66,217)       219,715       (264,491)
                                                            ----------     ----------     ----------     ----------
    Net gain (loss) on investments .....................        28,633        (38,987)       616,960        315,875
                                                            ----------     ----------     ----------     ----------
  Reinvested capital gains .............................            --             --        370,511        221,907
                                                            ----------     ----------     ----------     ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...............       131,375         51,784      1,134,390        704,899
                                                            ----------     ----------     ----------     ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................................       665,677        966,775      1,689,785      2,180,472
  Transfers between funds ..............................        36,017       (704,468)       (77,999)      (890,070)
  Redemptions ..........................................      (329,946)      (386,399)    (1,129,423)    (3,521,012)
  Annual contract maintenance charge (note 2) ..........            --             --             --             --
  Contingent deferred sales charges (note 2) ...........            --             --            (42)            --
  Adjustments to maintain reserves .....................          (158)          (286)         2,277           (410)
                                                            ----------     ----------     ----------     ----------
      Net equity transactions ..........................       371,590       (124,378)       484,598     (2,231,020)

Net change in contract owners' equity ..................       502,965        (72,594)     1,618,988     (1,526,121)
Contract owners' equity beginning of period ............     2,021,665      2,094,259      5,023,827      6,549,948
                                                            ----------     ----------     ----------     ----------
Contract owners' equity end of period ..................     2,524,630      2,021,665      6,642,815      5,023,827
                                                            ==========     ==========     ==========     ==========

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996



                                                                   FidCapInc                          FidContr
                                                         -----------------------------     -----------------------------
                                                             1997             1996             1997             1996
                                                         ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................    $     94,905          117,308        1,712,764        1,545,421
  Mortality and expense charges (note 2) ............          (6,810)          (7,639)      (1,095,804)        (734,971)
  Administration charge (note 2)
      Tier I ........................................          (2,241)          (2,409)        (644,732)        (432,587)
      Tier II .......................................            (657)          (1,277)        (155,250)        (119,426)
      Tier III ......................................            (831)            (316)         (60,205)         (37,618)
      Tier IV .......................................            (170)            (207)         (19,745)         (14,872)
      Tier V ........................................            (506)            (697)         (10,700)          (1,548)
                                                         ------------     ------------     ------------     ------------
    Net investment activity .........................          83,690          104,763         (273,672)         204,399

  Proceeds from mutual fund shares sold .............         181,090          500,552       24,431,745       26,450,915
  Cost of mutual fund shares sold ...................        (133,415)        (364,126)     (15,172,449)     (20,427,691)
                                                         ------------     ------------     ------------     ------------
    Realized gain (loss) on investments .............          47,675          136,426        9,259,296        6,023,224
  Change in unrealized gain (loss) on investments ...          43,602         (106,075)      11,711,270        9,814,737
                                                         ------------     ------------     ------------     ------------
    Net gain (loss) on investments ..................          91,277           30,351       20,970,566       15,837,961
                                                         ------------     ------------     ------------     ------------
  Reinvested capital gains ..........................              --               --       21,858,485       11,581,370
                                                         ------------     ------------     ------------     ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ............         174,967          135,114       42,555,379       27,623,730
                                                         ------------     ------------     ------------     ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................................              --              (23)      71,455,791       55,820,118
  Transfers between funds ...........................         (47,356)         (62,523)       2,764,788       13,444,223
  Redemptions .......................................        (120,296)        (425,397)     (35,148,446)     (34,561,066)
  Annual contract maintenance charge (note 2) .......              --               --              (12)              --
  Contingent deferred sales charges (note 2) ........              --               --               --              (16)
  Adjustments to maintain reserves ..................             (69)            (257)         (25,659)         (77,234)
                                                         ------------     ------------     ------------     ------------
      Net equity transactions .......................        (167,721)        (488,200)      39,046,462       34,626,025

  Net change in contract owners' equity .............           7,246         (353,086)      81,601,841       62,249,755
  Contract owners' equity beginning of period .......       1,367,071        1,720,157      168,983,800      106,734,045
                                                         ------------     ------------     ------------     ------------
  Contract owners' equity end of period .............    $  1,374,317        1,367,071      250,585,641      168,983,800
                                                         ============     ============     ============     ============

                                                                   FidEqInc                           FidGrInc
                                                         -----------------------------     -----------------------------
                                                             1997             1996             1997             1996
                                                         ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................       4,846,247        4,458,988          171,835          120,582
  Mortality and expense charges (note 2) ............      (1,228,965)        (951,325)         (72,380)         (34,818)
  Administration charge (note 2)
      Tier I ........................................        (555,462)        (427,937)         (39,476)         (31,336)
      Tier II .......................................        (182,609)        (124,216)              --               --
      Tier III ......................................         (56,191)         (40,047)              --               --
      Tier IV .......................................         (27,411)         (23,180)              --               --
      Tier V ........................................         (66,404)         (58,763)          (8,555)              --
                                                         ------------     ------------     ------------     ------------
    Net investment activity .........................       2,729,205        2,833,520           51,424           54,428

  Proceeds from mutual fund shares sold .............       7,591,614       32,470,928       15,556,109        3,117,754
  Cost of mutual fund shares sold ...................      (4,094,211)     (18,103,159)     (12,289,818)      (2,524,726)
                                                         ------------     ------------     ------------     ------------
    Realized gain (loss) on investments .............       3,497,403       14,367,769        3,266,291          593,028
  Change in unrealized gain (loss) on investments ...      43,670,084        6,810,967         (795,078)         345,172
                                                         ------------     ------------     ------------     ------------
    Net gain (loss) on investments ..................      47,167,487       21,178,736        2,471,213          938,200
                                                         ------------     ------------     ------------     ------------
  Reinvested capital gains ..........................      10,700,332        8,080,048          617,392          306,623
                                                         ------------     ------------     ------------     ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ............      60,597,024       32,092,304        3,140,029        1,299,251
                                                         ------------     ------------     ------------     ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................................      49,555,826       37,796,687        8,903,236        4,132,838
  Transfers between funds ...........................       7,627,274        6,082,051        1,906,025        1,663,942
  Redemptions .......................................     (16,944,810)     (41,406,202)     (15,606,356)      (3,534,384)
  Annual contract maintenance charge (note 2) .......              --          (17,665)              --               --
  Contingent deferred sales charges (note 2) ........          (2,187)            (190)              --               --
  Adjustments to maintain reserves ..................          (2,091)          (6,538)             973                2
                                                         ------------     ------------     ------------     ------------
      Net equity transactions .......................      40,234,012        2,448,143       (4,796,122)       2,262,398

  Net change in contract owners' equity .............     100,831,036       34,540,447       (1,656,093)       3,561,649
  Contract owners' equity beginning of period .......     193,502,053      158,961,606       10,558,554        6,996,905
                                                         ------------     ------------     ------------     ------------
  Contract owners' equity end of period .............     294,333,089      193,502,053        8,902,461       10,558,554
                                                         ============     ============     ============     ============

                                                                     (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996


                                                                     FidMgIn                             FidOTC
                                                         -------------------------------     ------------------------------
                                                              1997              1996              1997             1996
                                                         -------------     -------------     -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................    $   2,776,362         2,347,353                --               --
  Mortality and expense charges (note 2) ............       (1,029,833)         (928,190)               --               --
  Administration charge (note 2)
      Tier I ........................................         (554,264)         (489,031)               --               --
      Tier II .......................................         (107,173)          (84,316)               --               --
      Tier III ......................................          (39,771)          (34,922)               --               --
      Tier IV .......................................          (15,441)          (14,932)               --               --
      Tier V ........................................          (52,539)          (55,169)               --               --
                                                         -------------     -------------     -------------    -------------
    Net investment activity .........................          977,341           740,793                --               --

  Proceeds from mutual fund shares sold .............       17,843,381        25,879,725                --           78,420
  Cost of mutual fund shares sold ...................      (14,477,806)      (22,802,539)               --          (80,480)
                                                         -------------     -------------     -------------    -------------
    Realized gain (loss) on investments .............        3,365,575         3,077,186                --           (2,060)
  Change in unrealized gain (loss) on investments ...       29,086,622       (11,383,877)               --            2,064
                                                         -------------     -------------     -------------    -------------
    Net gain (loss) on investments ..................       32,452,197        (8,306,691)               --                4
                                                         -------------     -------------     -------------    -------------
  Reinvested capital gains ..........................       11,739,123        25,354,072                --               --
                                                         -------------     -------------     -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ............       45,168,661        17,788,174                --                4
                                                         -------------     -------------     -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................................       41,946,309        53,096,333                --               --
  Transfers between funds ...........................      (12,805,250)      (32,238,041)               --               --
  Redemptions .......................................      (22,357,376)      (20,782,223)               --          (78,420)
  Annual contract maintenance charge (note 2) .......               --                --                --               --
  Contingent deferred sales charges (note 2) ........           (1,445)             (808)               --               --
  Adjustments to maintain reserves ..................           (7,838)           (4,540)               --               (4)
                                                         -------------     -------------     -------------    -------------
      Net equity transactions .......................        6,774,400            70,721                --          (78,424)

  Net change in contract owners' equity .............       51,943,061        17,858,895                --          (78,420)
  Contract owners' equity beginning of period .......      177,046,208       159,187,313                --           78,420
                                                         -------------     -------------     -------------    -------------
  Contract owners' equity end of period .............    $ 228,989,269       177,046,208                --               --
                                                         =============     =============     =============    =============


                                                                     GroFdAm                             IncFdAm
                                                         -------------------------------     -------------------------------
                                                              1997              1996              1997             1996
                                                         -------------     -------------     -------------     -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................           83,852            85,990           802,807         1,014,512
  Mortality and expense charges (note 2) ............          (57,706)          (76,212)          (86,189)          (93,298)
  Administration charge (note 2)
      Tier I ........................................          (34,281)          (54,923)          (55,580)          (67,682)
      Tier II .......................................           (7,916)           (5,621)          (12,467)           (8,905)
      Tier III ......................................           (4,327)           (3,446)           (3,364)           (2,368)
      Tier IV .......................................           (1,003)             (967)           (1,297)           (1,207)
      Tier V ........................................               --                --                --                --
                                                         -------------     -------------     -------------     -------------
    Net investment activity .........................          (21,381)          (55,179)          643,910           841,052

  Proceeds from mutual fund shares sold .............        1,428,368        11,929,973         3,825,869         7,389,650
  Cost of mutual fund shares sold ...................       (1,129,814)       (9,375,437)       (2,940,941)       (6,503,900)
                                                         -------------     -------------     -------------     -------------
    Realized gain (loss) on investments .............          298,554         2,554,536           884,928           885,750
  Change in unrealized gain (loss) on investments ...          937,071        (1,344,244)          357,933          (190,102)
                                                         -------------     -------------     -------------     -------------
    Net gain (loss) on investments ..................        1,235,625         1,210,292         1,242,861           695,648
                                                         -------------     -------------     -------------     -------------
  Reinvested capital gains ..........................        1,328,724           672,289         1,368,961           952,784
                                                         -------------     -------------     -------------     -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ............        2,542,968         1,827,402         3,255,732         2,489,484
                                                         -------------     -------------     -------------     -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................................        2,447,734         3,842,164         3,463,650         4,244,393
  Transfers between funds ...........................         (330,586)         (522,247)         (263,093)       (1,138,464)
  Redemptions .......................................         (846,573)      (11,256,013)       (3,321,842)       (6,743,100)
  Annual contract maintenance charge (note 2) .......               --            (6,535)               --                --
  Contingent deferred sales charges (note 2) ........               --                --                --                --
  Adjustments to maintain reserves ..................             (854)             (708)              170              (872)
                                                         -------------     -------------     -------------     -------------
      Net equity transactions .......................        1,269,721        (7,943,339)         (121,115)       (3,638,043)

  Net change in contract owners' equity .............        3,812,689        (6,115,937)        3,134,617        (1,148,559)
  Contract owners' equity beginning of period .......        9,779,679        15,895,616        15,220,788        16,369,347
                                                         -------------     -------------     -------------     -------------
  Contract owners' equity end of period .............       13,592,368         9,779,679        18,355,405        15,220,788
                                                         =============     =============     =============     =============

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996




                                                                   InvIndInc                          JanFund
                                                         -----------------------------     -----------------------------
                                                             1997             1996             1997             1996
                                                         ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................    $    503,142          519,784          504,628          310,689
  Mortality and expense charges (note 2) ............        (102,486)         (87,753)        (263,647)        (147,723)
  Administration charge (note 2)
      Tier I ........................................         (68,066)         (58,875)        (155,821)         (90,100)
      Tier II .......................................         (15,321)         (13,634)         (40,695)         (19,019)
      Tier III ......................................          (2,187)          (1,437)         (12,305)          (7,216)
      Tier IV .......................................          (1,625)          (1,159)          (7,654)          (4,725)
      Tier V ........................................              --               --               --               --
                                                         ------------     ------------     ------------     ------------
    Net investment activity .........................         313,457          356,926           24,506           41,906

  Proceeds from mutual fund shares sold .............       2,918,824        6,354,821        1,817,544        5,274,235
  Cost of mutual fund shares sold ...................      (2,133,346)      (5,655,544)      (1,287,899)      (4,248,259)
                                                         ------------     ------------     ------------     ------------
    Realized gain (loss) on investments .............         785,478          699,277          529,645        1,025,976
  Change in unrealized gain (loss) on investments ...       1,085,683          234,134       (1,083,219)        (822,680)
                                                         ------------     ------------     ------------     ------------
    Net gain (loss) on investments ..................       1,871,161          933,411         (553,574)         203,296
                                                         ------------     ------------     ------------     ------------
  Reinvested capital gains ..........................       2,264,235        1,190,695       10,329,860        4,343,103
                                                         ------------     ------------     ------------     ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ............       4,448,853        2,481,032        9,800,792        4,588,305
                                                         ------------     ------------     ------------     ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................................       5,518,647        5,610,132       22,193,127       13,945,193
  Transfers between funds ...........................         (42,962)        (563,565)         385,853        6,909,943
  Redemptions .......................................      (3,356,403)      (6,639,034)      (3,993,919)      (6,395,457)
  Annual contract maintenance charge (note 2) .......              --           (2,841)              --               --
  Contingent deferred sales charges (note 2) ........              --               --               --               --
  Adjustments to maintain reserves ..................            (284)          (1,143)          (6,804)          (1,049)
                                                         ------------     ------------     ------------     ------------
      Net equity transactions .......................       2,118,998       (1,596,451)      18,578,257       14,458,630

  Net change in contract owners' equity .............       6,567,851          884,581       28,379,049       19,046,935
  Contract owners' equity beginning of period .......      16,322,252       15,437,671       37,346,871       18,299,936
                                                         ------------     ------------     ------------     ------------
  Contract owners' equity end of period .............    $ 22,890,103       16,322,252       65,725,920       37,346,871
                                                         ============     ============     ============     ============



                                                                    Jan20Fd                           MASFIP
                                                         -----------------------------     -----------------------------
                                                             1997             1996             1997             1996
                                                         ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................              45            1,383          131,839           57,963
  Mortality and expense charges (note 2) ............            (643)            (664)          (9,679)          (4,231)
  Administration charge (note 2)
      Tier I ........................................            (578)            (598)          (5,793)          (2,507)
      Tier II .......................................              --               --           (1,213)            (652)
      Tier III ......................................              --               --             (733)            (262)
      Tier IV .......................................              --               --             (202)             (77)
      Tier V ........................................              --               --               --               --
                                                         ------------     ------------     ------------     ------------
    Net investment activity .........................          (1,176)             121          114,219           50,234

  Proceeds from mutual fund shares sold .............         571,046          178,295        1,183,622          558,613
  Cost of mutual fund shares sold ...................        (609,105)        (153,190)      (1,164,040)        (557,602)
                                                         ------------     ------------     ------------     ------------
    Realized gain (loss) on investments .............         (38,059)          25,105           19,582            1,011
  Change in unrealized gain (loss) on investments ...          33,644          (36,405)          (6,279)          (3,811)
                                                         ------------     ------------     ------------     ------------
    Net gain (loss) on investments ..................          (4,415)         (11,300)          13,303           (2,800)
                                                         ------------     ------------     ------------     ------------
  Reinvested capital gains ..........................           2,061           40,485           34,732           12,299
                                                         ------------     ------------     ------------     ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ............          (3,530)          29,306          162,254           59,733
                                                         ------------     ------------     ------------     ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................................         215,002          264,436          892,120          819,228
  Transfers between funds ...........................         124,576           60,880          562,385          112,068
  Redemptions .......................................        (569,390)        (146,847)        (220,277)        (151,855)
  Annual contract maintenance charge (note 2) .......              --               --               --               --
  Contingent deferred sales charges (note 2) ........              --               --               --               --
  Adjustments to maintain reserves ..................               4               --             (131)            (209)
                                                         ------------     ------------     ------------     ------------
      Net equity transactions .......................        (229,808)         178,469        1,234,097          779,232

  Net change in contract owners' equity .............        (233,338)         207,775        1,396,351          838,965
  Contract owners' equity beginning of period .......         249,793           42,018        1,262,922          423,957
                                                         ------------     ------------     ------------     ------------
  Contract owners' equity end of period .............          16,455          249,793        2,659,273        1,262,922
                                                         ============     ============     ============     ============

                                                                     (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996




                                                                   MFSGrOpp                           MFSHiInc
                                                         -----------------------------     -----------------------------
                                                             1997             1996             1997             1996
                                                         ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................    $         --               --          312,636          337,552
  Mortality and expense charges (note 2) ............        (134,126)        (140,948)         (18,058)         (23,190)
  Administration charge (note 2)
      Tier I ........................................         (22,570)         (27,772)          (2,559)          (4,661)
      Tier II .......................................         (11,636)         (10,430)            (655)            (908)
      Tier III ......................................          (5,520)          (4,357)            (418)            (119)
      Tier IV .......................................            (108)            (145)              (1)              (2)
      Tier V ........................................         (25,510)         (26,829)          (4,109)          (5,002)
                                                         ------------     ------------     ------------     ------------
    Net investment activity .........................        (199,470)        (210,481)         286,836          303,670

  Proceeds from mutual fund shares sold .............       4,369,685        3,751,453        2,220,329        1,645,150
  Cost of mutual fund shares sold ...................      (3,326,454)      (3,254,502)      (2,126,593)      (1,605,880)
                                                         ------------     ------------     ------------     ------------
    Realized gain (loss) on investments .............       1,043,231          496,951           93,736           39,270
  Change in unrealized gain (loss) on investments ...         846,207        1,417,206           19,624           79,309
                                                         ------------     ------------     ------------     ------------
    Net gain (loss) on investments ..................       1,889,438        1,914,157          113,360          118,579
                                                         ------------     ------------     ------------     ------------
  Reinvested capital gains ..........................       3,444,649        2,751,576               --               --
                                                         ------------     ------------     ------------     ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ............       5,134,617        4,455,252          400,196          422,249
                                                         ------------     ------------     ------------     ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................................       1,426,143        1,180,246          610,811          352,677
  Transfers between funds ...........................        (942,811)        (773,129)        (123,874)        (369,285)
  Redemptions .......................................      (3,228,399)      (2,771,393)        (708,681)        (651,164)
  Annual contract maintenance charge (note 2) .......              --              (27)              --               --
  Contingent deferred sales charges (note 2) ........              --               --               --               --
  Adjustments to maintain reserves ..................         (21,750)         (18,619)          (2,782)            (353)
                                                         ------------     ------------     ------------     ------------
      Net equity transactions .......................      (2,766,817)      (2,382,922)        (224,526)        (668,125)

  Net change in contract owners' equity .............       2,367,800        2,072,330          175,670         (245,876)
  Contract owners' equity beginning of period .......      25,459,101       23,386,771        3,747,401        3,993,277
                                                         ------------     ------------     ------------     ------------
  Contract owners' equity end of period .............    $ 27,826,901       25,459,101        3,923,071        3,747,401
                                                         ============     ============     ============     ============



                                                                   MFSGrStk                            NWBdFd
                                                         -----------------------------     -----------------------------
                                                             1997             1996             1997             1996
                                                         ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................           3,241               --            8,172           11,782
  Mortality and expense charges (note 2) ............         (30,470)         (30,903)            (641)          (1,101)
  Administration charge (note 2)
      Tier I ........................................          (8,816)          (7,969)             (76)            (213)
      Tier II .......................................          (1,116)          (2,829)              --               --
      Tier III ......................................            (501)            (410)              --               --
      Tier IV .......................................              (8)              (7)              --               --
      Tier V ........................................          (5,527)          (5,343)            (167)            (259)
                                                         ------------     ------------     ------------     ------------
    Net investment activity .........................         (43,197)         (47,461)           7,288           10,209

  Proceeds from mutual fund shares sold .............         806,782        1,529,884           78,071          136,724
  Cost of mutual fund shares sold ...................        (796,449)      (1,482,189)         (82,229)        (134,113)
                                                         ------------     ------------     ------------     ------------
    Realized gain (loss) on investments .............          10,333           47,695           (4,158)           2,611
  Change in unrealized gain (loss) on investments ...       1,199,210         (205,079)           6,157          (10,029)
                                                         ------------     ------------     ------------     ------------
    Net gain (loss) on investments ..................       1,209,543         (157,384)           1,999           (7,418)
                                                         ------------     ------------     ------------     ------------
  Reinvested capital gains ..........................       1,104,545        1,217,085               --               --
                                                         ------------     ------------     ------------     ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ............       2,270,891        1,012,240            9,287            2,791
                                                         ------------     ------------     ------------     ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................................         560,733          492,179           22,759           62,411
  Transfers between funds ...........................          54,405         (274,332)         (33,788)         (43,758)
  Redemptions .......................................        (695,501)      (1,144,387)         (46,264)         (44,847)
  Annual contract maintenance charge (note 2) .......            (486)            (519)              --               --
  Contingent deferred sales charges (note 2) ........            (456)            (128)              --               --
  Adjustments to maintain reserves ..................             451             (830)             (12)             (35)
                                                         ------------     ------------     ------------     ------------
      Net equity transactions .......................         (80,854)        (928,017)         (57,305)         (26,229)

  Net change in contract owners' equity .............       2,190,037           84,223          (48,018)         (23,438)
  Contract owners' equity beginning of period .......       5,014,974        4,930,751          159,754          183,192
                                                         ------------     ------------     ------------     ------------
  Contract owners' equity end of period .............       7,205,011        5,014,974          111,736          159,754
                                                         ============     ============     ============     ============

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996


NWMyMkt  NBGuard


                                                                    NWFund                            NWGroFd
                                                         -----------------------------     -----------------------------
                                                             1997             1996             1997             1996
                                                         ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................    $    690,370          609,726           68,821           98,234
  Mortality and expense charges (note 2) ............        (266,484)        (191,658)         (44,059)         (50,111)
  Administration charge (note 2)
      Tier I ........................................        (123,555)         (96,358)         (17,354)         (20,206)
      Tier II .......................................         (35,569)         (27,976)          (5,594)          (9,047)
      Tier III ......................................         (14,919)          (7,436)          (1,245)            (972)
      Tier IV .......................................          (3,750)          (1,643)          (2,168)          (2,176)
      Tier V ........................................         (15,150)          (9,936)          (3,087)          (2,787)
                                                         ------------     ------------     ------------     ------------
    Net investment activity .........................         230,943          274,719           (4,686)          12,935

  Proceeds from mutual fund shares sold .............       3,524,263       14,865,042          888,498        4,378,762
  Cost of mutual fund shares sold ...................      (2,432,914)     (11,883,176)        (640,663)      (3,358,066)
                                                         ------------     ------------     ------------     ------------
    Realized gain (loss) on investments .............       1,091,349        2,981,866          247,835        1,020,696
  Change in unrealized gain (loss) on investments ...      11,194,545        1,906,009          428,346         (277,957)
                                                         ------------     ------------     ------------     ------------
    Net gain (loss) on investments ..................      12,285,894        4,887,875          676,181          742,739
                                                         ------------     ------------     ------------     ------------
  Reinvested capital gains ..........................       3,686,826        2,216,305        1,209,332          534,447
                                                         ------------     ------------     ------------     ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ............      16,203,663        7,378,899        1,880,827        1,290,121
                                                         ------------     ------------     ------------     ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................................      15,483,476        5,277,378        1,294,729        1,185,223
  Transfers between funds ...........................      13,256,766       (2,809,029)        (227,077)      (1,384,376)
  Redemptions .......................................      (4,206,078)     (10,666,892)        (510,560)      (3,340,229)
  Annual contract maintenance charge (note 2) .......          (1,088)          (3,430)              --             (951)
  Contingent deferred sales charges (note 2) ........            (897)          (1,525)              --               --
  Adjustments to maintain reserves ..................             433           (4,940)              95             (883)
                                                         ------------     ------------     ------------     ------------
      Net equity transactions .......................      24,532,612       (8,208,438)         557,187       (3,541,216)

  Net change in contract owners' equity .............      40,736,275         (829,539)       2,438,014       (2,251,095)
  Contract owners' equity beginning of period .......      34,591,092       35,420,631        7,532,918        9,784,013
                                                         ------------     ------------     ------------     ------------
  Contract owners' equity end of period .............    $ 75,327,367       34,591,092        9,970,932        7,532,918
                                                         ============     ============     ============     ============



                                                                    NWMyMkt                           NBGuard
                                                         -----------------------------     -----------------------------
                                                             1997             1996             1997             1996
                                                         ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................       2,956,768        2,752,685            4,553              818
  Mortality and expense charges (note 2) ............        (298,652)        (305,814)          (3,053)            (199)
  Administration charge (note 2)
      Tier I ........................................         (99,691)        (113,053)              --               --
      Tier II .......................................         (78,281)         (71,393)              --               --
      Tier III ......................................          (9,259)          (7,717)              --               --
      Tier IV .......................................          (6,949)          (7,408)              --               --
      Tier V ........................................         (17,169)         (17,873)            (916)             (60)
                                                         ------------     ------------     ------------     ------------
    Net investment activity .........................       2,446,767        2,229,427              584              559

  Proceeds from mutual fund shares sold .............      90,261,974       49,156,048          453,514           48,535
  Cost of mutual fund shares sold ...................     (90,261,974)     (49,156,048)        (414,080)         (46,031)
                                                         ------------     ------------     ------------     ------------
    Realized gain (loss) on investments .............              --               --           39,434            2,504
  Change in unrealized gain (loss) on investments ...              --               --         (121,548)           3,082
                                                         ------------     ------------     ------------     ------------
    Net gain (loss) on investments ..................              --               --          (82,114)           5,586
                                                         ------------     ------------     ------------     ------------
  Reinvested capital gains ..........................              --               --          128,744            6,718
                                                         ------------     ------------     ------------     ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ............       2,446,767        2,229,427           47,214           12,863
                                                         ------------     ------------     ------------     ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................................       9,680,836        9,722,355          620,995           51,062
  Transfers between funds ...........................      (8,123,293)      10,132,289          226,325           90,814
  Redemptions .......................................      (6,330,019)     (19,598,410)         (60,295)          (5,488)
  Annual contract maintenance charge (note 2) .......             (15)          (7,285)              --               --
  Contingent deferred sales charges (note 2) ........          (2,230)              --               --               --
  Adjustments to maintain reserves ..................          25,609          (11,502)             838                1
                                                         ------------     ------------     ------------     ------------
      Net equity transactions .......................      (4,749,112)         237,447          787,863          136,389

  Net change in contract owners' equity .............      (2,302,345)       2,466,874          835,077          149,252
  Contract owners' equity beginning of period .......      58,928,944       56,462,070          149,252               --
                                                         ------------     ------------     ------------     ------------
  Contract owners' equity end of period .............      56,626,599       58,928,944          984,329          149,252
                                                         ============     ============     ============     ============


                                                                     (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996


                                                                     NBManhFd                         NBPartFd
                                                             ------------------------        ----------------------------
                                                               1997            1996             1997              1996
                                                             --------        --------        ----------        ----------
INVESTMENT ACTIVITY:
  Reinvested dividends .................................     $     --              --            11,614                --
  Mortality and expense charges (note 2) ...............         (810)         (1,891)           (4,937)               --
  Administration charge (note 2)
      Tier I ...........................................         (729)         (1,702)           (4,443)               --
      Tier II ..........................................           --              --                --                --
      Tier III .........................................           --              --                --                --
      Tier IV ..........................................           --              --                --                --
      Tier V ...........................................           --              --                --                --
                                                             --------        --------        ----------        ----------
    Net investment activity ............................       (1,539)         (3,593)            2,234                --

  Proceeds from mutual fund shares sold ................      223,724         683,440           359,092                --
  Cost of mutual fund shares sold ......................     (233,494)       (603,228)         (298,999)               --
                                                             --------        --------        ----------        ----------
    Realized gain (loss) on investments ................       (9,770)         80,212            60,093                --
  Change in unrealized gain (loss) on investments ......       14,259         (84,746)         (210,691)               --
                                                             --------        --------        ----------        ----------
    Net gain (loss) on investments .....................        4,489          (4,534)         (150,598)               --
                                                             --------        --------        ----------        ----------
  Reinvested capital gains .............................       31,773          36,716           356,973                --
                                                             --------        --------        ----------        ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...............       34,723          28,589           208,609                --
                                                             --------        --------        ----------        ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................................       19,016          54,284           350,067                --
  Transfers between funds ..............................      (53,207)       (158,418)        1,620,917                --
  Redemptions ..........................................     (170,571)       (521,670)         (180,319)               --
  Annual contract maintenance charge (note 2) ..........           --              --                --                --
  Contingent deferred sales charges (note 2) ...........           --              --               (81)               --
  Adjustments to maintain reserves .....................          (24)            (16)              (49)               --
                                                             --------        --------        ----------        ----------
      Net equity transactions ..........................     (204,786)       (625,820)        1,790,535                --

  Net change in contract owners' equity ................     (170,063)       (597,231)        1,999,144                --
  Contract owners' equity beginning of period ..........      294,879         892,110                --                --
                                                             --------        --------        ----------        ----------
  Contract owners' equity end of period ................      124,816         294,879         1,999,144                --
                                                             ========        ========        ==========        ==========

                                                                        PutInvFd                              PutVoyFd
                                                              ------------------------------        -------------------------------
                                                                   1997               1996               1997                1996
                                                              -----------        -----------        ------------        -----------
INVESTMENT ACTIVITY:
  Reinvested dividends .................................          151,621            177,791                  --                 --
  Mortality and expense charges (note 2) ...............         (195,092)          (215,499)           (555,728)          (405,453)
  Administration charge (note 2)
      Tier I ...........................................          (40,182)           (66,267)           (309,069)          (249,379)
      Tier II ..........................................           (9,409)           (14,602)            (83,941)           (47,574)
      Tier III .........................................           (2,362)            (1,673)            (30,283)           (20,916)
      Tier IV ..........................................             (153)              (181)            (14,092)           (11,410)
      Tier V ...........................................          (40,310)           (36,112)             (6,508)            (1,654)
                                                              -----------        -----------        ------------        -----------
    Net investment activity ............................         (135,887)          (156,543)           (999,621)          (736,386)

  Proceeds from mutual fund shares sold ................        4,687,426         16,120,252           3,521,888         29,750,407
  Cost of mutual fund shares sold ......................       (3,887,599)       (13,829,607)         (2,454,300)       (19,681,984)
                                                              -----------        -----------        ------------        -----------
    Realized gain (loss) on investments ................          799,827          2,290,645           1,067,588         10,068,423
  Change in unrealized gain (loss) on investments ......        6,208,349            929,669          16,465,312         (7,567,617)
                                                              -----------        -----------        ------------        -----------
    Net gain (loss) on investments .....................        7,008,176          3,220,314          17,532,900          2,500,806
                                                              -----------        -----------        ------------        -----------
  Reinvested capital gains .............................        3,906,053          3,852,133           8,147,769          6,131,999
                                                              -----------        -----------        ------------        -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...............       10,778,342          6,915,904          24,681,048          7,896,419
                                                              -----------        -----------        ------------        -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................................        4,228,718          3,828,208          40,104,364         35,639,746
  Transfers between funds ..............................          483,737            588,152          (7,100,256)        20,472,847
  Redemptions ..........................................       (4,259,983)       (16,253,501)         (8,346,447)       (33,323,584)
  Annual contract maintenance charge (note 2) ..........             (897)            (8,554)                 --            (20,997)
  Contingent deferred sales charges (note 2) ...........           (3,177)               (13)                 --                 --
  Adjustments to maintain reserves .....................           (1,786)            (1,802)            (16,760)            (1,550)
                                                              -----------        -----------        ------------        -----------
      Net equity transactions ..........................          446,612        (11,847,510)         24,640,901         22,766,462

  Net change in contract owners' equity ................       11,224,954         (4,931,606)         49,321,949         30,662,881
  Contract owners' equity beginning of period ..........       33,758,690         38,690,296          88,557,114         57,894,233
                                                              -----------        -----------        ------------        -----------
  Contract owners' equity end of period ................       44,983,644         33,758,690         137,879,063         88,557,114
                                                              ===========        ===========        ============        ===========

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996


                                                                        SEI500Ix                            SelGroFd
                                                             -----------------------------        ----------------------------
                                                                1997               1996              1997              1996
                                                             -----------        ----------        ----------        ----------
INVESTMENT ACTIVITY:
  Reinvested dividends .................................     $   150,459            79,126                --                --
  Mortality and expense charges (note 2) ...............         (54,468)          (20,251)          (13,883)          (14,589)
  Administration charge (note 2)
      Tier I ...........................................         (10,682)           (4,799)           (5,127)           (5,044)
      Tier II ..........................................            (712)           (9,796)             (533)             (721)
      Tier III .........................................              --                --              (319)              (80)
      Tier IV ..........................................              --                --               (16)              (17)
      Tier V ...........................................         (12,513)             (802)           (2,084)           (2,372)
                                                             -----------        ----------        ----------        ----------
    Net investment activity ............................          72,084            43,478           (21,962)          (22,823)

  Proceeds from mutual fund shares sold ................       8,384,055         4,023,809           421,999           595,006
  Cost of mutual fund shares sold ......................      (6,905,964)       (3,238,353)         (373,415)         (641,612)
                                                             -----------        ----------        ----------        ----------
    Realized gain (loss) on investments ................       1,478,091           785,456            48,584           (46,606)
  Change in unrealized gain (loss) on investments ......         859,863          (107,235)           75,942           315,182
                                                             -----------        ----------        ----------        ----------
    Net gain (loss) on investments .....................       2,337,954           678,221           124,526           268,576
                                                             -----------        ----------        ----------        ----------
  Reinvested capital gains .............................         101,303            51,614           331,508           207,272
                                                             -----------        ----------        ----------        ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...............       2,511,341           773,313           434,072           453,025
                                                             -----------        ----------        ----------        ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................................       9,263,710         2,458,442           172,142           245,420
  Transfers between funds ..............................       5,120,331         1,885,669          (199,396)         (168,392)
  Redemptions ..........................................      (5,549,796)       (3,820,927)         (202,858)         (358,902)
  Annual contract maintenance charge (note 2) ..........              --                --              (395)             (417)
  Contingent deferred sales charges (note 2) ...........              --                --               (79)               --
  Adjustments to maintain reserves .....................             626              (988)              (18)             (253)
                                                             -----------        ----------        ----------        ----------
      Net equity transactions ..........................       8,834,871           522,196          (230,604)         (282,544)

  Net change in contract owners' equity ................      11,346,212         1,295,509           203,468           170,481
  Contract owners' equity beginning of period ..........       3,911,822         2,616,313         2,650,076         2,479,595
                                                             -----------        ----------        ----------        ----------
  Contract owners' equity end of period ................     $15,258,034         3,911,822         2,853,544         2,650,076
                                                             ===========        ==========        ==========        ==========


                                                                         StComStk                             TRIntStk
                                                               ----------------------------        ------------------------------
                                                                  1997              1996              1997                1996
                                                               ----------        ----------        -----------        -----------
INVESTMENT ACTIVITY:
  Reinvested dividends .................................              700            15,873            429,540            421,885
  Mortality and expense charges (note 2) ...............          (27,052)          (15,027)          (170,837)          (207,424)
  Administration charge (note 2)
      Tier I ...........................................          (24,346)          (13,525)           (72,216)           (82,097)
      Tier II ..........................................               --                --            (16,170)           (37,048)
      Tier III .........................................               --                --             (5,875)            (3,990)
      Tier IV ..........................................               --                --             (3,180)            (2,932)
      Tier V ...........................................               --                --            (15,793)           (16,774)
                                                               ----------        ----------        -----------        -----------
    Net investment activity ............................          (50,698)          (12,679)           145,469             71,620

  Proceeds from mutual fund shares sold ................        9,411,196           314,741         21,375,609         28,109,045
  Cost of mutual fund shares sold ......................       (8,332,762)         (259,999)       (18,182,586)       (25,136,622)
                                                               ----------        ----------        -----------        -----------
    Realized gain (loss) on investments ................        1,078,434            54,742          3,193,023          2,972,423
  Change in unrealized gain (loss) on investments ......          (44,067)          (56,531)        (3,881,061)         1,623,911
                                                               ----------        ----------        -----------        -----------
    Net gain (loss) on investments .....................        1,034,367            (1,789)          (688,038)         4,596,334
                                                               ----------        ----------        -----------        -----------
  Reinvested capital gains .............................          121,492           558,161          1,181,235            468,761
                                                               ----------        ----------        -----------        -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...............        1,105,161           543,693            638,666          5,136,715
                                                               ----------        ----------        -----------        -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................................        3,697,972         1,777,857         10,867,253         13,680,176
  Transfers between funds ..............................          658,529           374,549         (6,714,250)         2,973,100
  Redemptions ..........................................       (9,645,678)         (292,697)        (5,866,407)       (25,855,536)
  Annual contract maintenance charge (note 2) ..........               --                --                 --            (12,178)
  Contingent deferred sales charges (note 2) ...........               --                --                 --                 --
  Adjustments to maintain reserves .....................               93               (63)            (6,971)             3,183
                                                               ----------        ----------        -----------        -----------
      Net equity transactions ..........................       (5,289,084)        1,859,646         (1,720,375)        (9,211,255)

  Net change in contract owners' equity ................       (4,183,923)        2,403,339         (1,081,709)        (4,074,540)
  Contract owners' equity beginning of period ..........        4,183,923         1,780,584         31,295,943         35,370,483
                                                               ----------        ----------        -----------        -----------
  Contract owners' equity end of period ................               --         4,183,923         30,214,234         31,295,943
                                                               ==========        ==========        ===========        ===========

                                                                     (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996


                                                                         TemForFd                            TemGISmCo
                                                              ------------------------------        --------------------------
                                                                  1997              1996               1997             1996
                                                              -----------        -----------        ----------        --------
INVESTMENT ACTIVITY:
  Reinvested dividends .................................      $ 2,501,840          1,851,490             9,088          13,353
  Mortality and expense charges (note 2) ...............         (409,635)          (317,757)           (4,075)         (3,928)
  Administration charge (note 2)
      Tier I ...........................................         (250,509)          (208,994)           (3,668)         (3,535)
      Tier II ..........................................          (65,577)           (41,919)               --              --
      Tier III .........................................          (15,289)           (10,927)               --              --
      Tier IV ..........................................           (6,430)            (5,788)               --              --
      Tier V ...........................................           (2,329)              (138)               --              --
                                                              -----------        -----------        ----------        --------
    Net investment activity ............................        1,752,071          1,265,967             1,345           5,890

  Proceeds from mutual fund shares sold ................       15,858,573         10,763,918         1,438,698         314,361
  Cost of mutual fund shares sold ......................      (14,325,078)       (10,261,033)       (1,386,525)       (310,261)
                                                              -----------        -----------        ----------        --------
    Realized gain (loss) on investments ................        1,533,495            502,885            52,173           4,100
  Change in unrealized gain (loss) on investments ......       (5,986,071)         6,814,567            (7,129)         52,775
                                                              -----------        -----------        ----------        --------
    Net gain (loss) on investments .....................       (4,452,576)         7,317,452            45,044          56,875
                                                              -----------        -----------        ----------        --------
  Reinvested capital gains .............................        6,603,142          1,162,755            38,267          84,857
                                                              -----------        -----------        ----------        --------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...............        3,902,637          9,746,174            84,656         147,622
                                                              -----------        -----------        ----------        --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................................       22,039,949         19,435,223           232,849         250,169
  Transfers between funds ..............................       (1,002,242)        (2,100,929)         (115,482)        176,387
  Redemptions ..........................................      (10,962,908)       (10,304,746)       (1,147,196)       (193,568)
  Annual contract maintenance charge (note 2) ..........               --                 --                --              --
  Contingent deferred sales charges (note 2) ...........             (201)               (10)               --              --
  Adjustments to maintain reserves .....................            1,523             (4,024)             (193)         (5,443)
                                                              -----------        -----------        ----------        --------
      Net equity transactions ..........................       10,076,121          7,025,514        (1,030,022)        227,545

  Net change in contract owners' equity ................       13,978,758         16,771,688          (945,366)        375,167
  Contract owners' equity beginning of period ..........       66,740,239         49,968,551           945,366         570,199
                                                              -----------        -----------        ----------        --------
  Contract owners' equity end of period ................      $80,718,997         66,740,239                --         945,366
                                                              ===========        ===========        ==========        ========


                                                                     ACVPBal                      ACVPCapAp
                                                              --------------------        ----------------------
                                                               1997          1996          1997            1996
                                                              ------        ------        -------        -------
INVESTMENT ACTIVITY:
  Reinvested dividends .................................          51            51             --             --
  Mortality and expense charges (note 2) ...............         (27)          (14)          (383)          (512)
  Administration charge (note 2)
      Tier I ...........................................         (25)          (13)          (345)          (461)
      Tier II ..........................................          --            --             --             --
      Tier III .........................................          --            --             --             --
      Tier IV ..........................................          --            --             --             --
      Tier V ...........................................          --            --             --             --
                                                              ------        ------        -------        -------
    Net investment activity ............................          (1)           24           (728)          (973)

  Proceeds from mutual fund shares sold ................          --            --         47,270         34,506
  Cost of mutual fund shares sold ......................          --            --        (47,990)       (26,357)
                                                              ------        ------        -------        -------
    Realized gain (loss) on investments ................          --            --           (720)         8,149
  Change in unrealized gain (loss) on investments ......         529           234         (3,222)       (22,116)
                                                              ------        ------        -------        -------
    Net gain (loss) on investments .....................         529           234         (3,942)       (13,967)
                                                              ------        ------        -------        -------
  Reinvested capital gains .............................         203            64          1,834         11,221
                                                              ------        ------        -------        -------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...............         731           322         (2,836)        (3,719)
                                                              ------        ------        -------        -------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................................       2,004         2,004         32,191         34,289
  Transfers between funds ..............................          --            --        (33,826)            --
  Redemptions ..........................................          --            --         (1,115)       (33,937)
  Annual contract maintenance charge (note 2) ..........          --            --            (12)           (21)
  Contingent deferred sales charges (note 2) ...........          --            --             --             --
  Adjustments to maintain reserves .....................          --            (1)          (439)            (6)
                                                              ------        ------        -------        -------
      Net equity transactions ..........................       2,004         2,003         (3,201)           325

  Net change in contract owners' equity ................       2,735         2,325         (6,037)        (3,394)
  Contract owners' equity beginning of period ..........       4,106         1,781         84,604         87,998
                                                              ------        ------        -------        -------
  Contract owners' equity end of period ................       6,841         4,106         78,567         84,604
                                                              ======        ======        =======        =======

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996


                                                                     DrySRGro                      DryStkIx
                                                              -----------------------       ----------------------
                                                               1997            1996          1997            1996
                                                              ------        ---------       -------        -------
INVESTMENT ACTIVITY:
  Reinvested dividends .................................      $   32               --           593            317
  Mortality and expense charges (note 2) ...............         (21)              --          (186)           (68)
  Administration charge (note 2)
      Tier I ...........................................         (19)              --          (167)           (62)
      Tier II ..........................................          --               --            --             --
      Tier III .........................................          --               --            --             --
      Tier IV ..........................................          --               --            --             --
      Tier V ...........................................          --               --            --             --
                                                              ------        ---------       -------        -------
    Net investment activity ............................          (8)              --           240            187

  Proceeds from mutual fund shares sold ................          --               --            21             --
  Cost of mutual fund shares sold ......................          --               --           (10)            --
                                                              ------        ---------       -------        -------
    Realized gain (loss) on investments ................          --               --            11             --
  Change in unrealized gain (loss) on investments ......         607               --         8,203          2,006
                                                              ------        ---------       -------        -------
    Net gain (loss) on investments .....................         607               --         8,214          2,006
                                                              ------        ---------       -------        -------
  Reinvested capital gains .............................         251               --         1,314            382
                                                              ------        ---------       -------        -------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...............         850               --         9,768          2,575
                                                              ------        ---------       -------        -------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................................       5,227               --         8,847         15,048
  Transfers between funds ..............................       2,835               --            16          2,746
  Redemptions ..........................................          --               --            --             --
  Annual contract maintenance charge (note 2) ..........          --               --            --             --
  Contingent deferred sales charges (note 2) ...........          --               --            --             --
  Adjustments to maintain reserves .....................           1               --            (3)            (2)
                                                              ------        ---------       -------        -------
      Net equity transactions ..........................       8,063               --         8,860         17,792

  Net change in contract owners' equity ................       8,913               --        18,628         20,367
  Contract owners' equity beginning of period ..........          --               --        27,259          6,892
                                                              ------        ---------       -------        -------
  Contract owners' equity end of period ................      $8,913               --        45,887         27,259
                                                              ======        =========       =======        =======


                                                                     FidVIPAM                       FidVIPEI
                                                              ----------------------        -----------------------
                                                               1997           1996            1997            1996
                                                              -------        -------        --------        -------
INVESTMENT ACTIVITY:
  Reinvested dividends .................................          832            443           1,638             81
  Mortality and expense charges (note 2) ...............         (152)           (84)           (656)          (328)
  Administration charge (note 2)
      Tier I ...........................................         (137)           (76)           (591)          (296)
      Tier II ..........................................           --             --              --             --
      Tier III .........................................           --             --              --             --
      Tier IV ..........................................           --             --              --             --
      Tier V ...........................................           --             --              --             --
                                                              -------        -------        --------        -------
    Net investment activity ............................          543            283             391           (543)

  Proceeds from mutual fund shares sold ................           --             --             881          9,407
  Cost of mutual fund shares sold ......................           --             --            (609)        (7,567)
                                                              -------        -------        --------        -------
    Realized gain (loss) on investments ................           --             --             272          1,840
  Change in unrealized gain (loss) on investments ......        2,692          1,605          21,307          4,892
                                                              -------        -------        --------        -------
    Net gain (loss) on investments .....................        2,692          1,605          21,579          6,732
                                                              -------        -------        --------        -------
  Reinvested capital gains .............................        2,086            365           8,234          2,320
                                                              -------        -------        --------        -------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...............        5,321          2,253          30,204          8,509
                                                              -------        -------        --------        -------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................................        9,177          9,305          46,876         43,516
  Transfers between funds ..............................           95             --              67         (1,480)
  Redemptions ..........................................           --             --            (143)        (7,854)
  Annual contract maintenance charge (note 2) ..........           --             --              --             --
  Contingent deferred sales charges (note 2) ...........           --             --              --             --
  Adjustments to maintain reserves .....................           --             --             (21)             8
                                                              -------        -------        --------        -------
      Net equity transactions ..........................        9,272          9,305          46,779         34,190

  Net change in contract owners' equity ................       14,593         11,558          76,983         42,699
  Contract owners' equity beginning of period ..........       23,167         11,609          91,971         49,272
                                                              -------        -------        --------        -------
  Contract owners' equity end of period ................       37,760         23,167         168,954         91,971
                                                              =======        =======        ========        =======

                                                                     (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996


                                                                    FidVIPGr                       FidVIPHI
                                                            ------------------------        ----------------------
                                                              1997            1996           1997            1996
                                                            ---------        -------        -------        -------
INVESTMENT ACTIVITY:
  Reinvested dividends .................................    $     565            117          1,817          1,014
  Mortality and expense charges (note 2) ...............         (540)          (297)          (173)           (75)
  Administration charge (note 2)
      Tier I ...........................................         (486)          (267)          (156)           (67)
      Tier II ..........................................           --             --             --             --
      Tier III .........................................           --             --             --             --
      Tier IV ..........................................           --             --             --             --
      Tier V ...........................................           --             --             --             --
                                                            ---------        -------        -------        -------
    Net investment activity ............................         (461)          (447)         1,488            872

  Proceeds from mutual fund shares sold ................        2,530            779             20          5,916
  Cost of mutual fund shares sold ......................       (1,696)          (541)           (17)        (5,666)
                                                            ---------        -------        -------        -------
    Realized gain (loss) on investments ................          834            238              3            250
  Change in unrealized gain (loss) on investments ......       17,902          4,310          3,589            488
                                                            ---------        -------        -------        -------
    Net gain (loss) on investments .....................       18,736          4,548          3,592            738
                                                            ---------        -------        -------        -------
  Reinvested capital gains .............................        2,531          2,957            225            198
                                                            ---------        -------        -------        -------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...............       20,806          7,058          5,305          1,808
                                                            ---------        -------        -------        -------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................................       33,185         34,041         16,116         16,228
  Transfers between funds ..............................       (1,451)            --             --             --
  Redemptions ..........................................         (284)          (485)            --         (6,450)
  Annual contract maintenance charge (note 2) ..........           --             --             --             --
  Contingent deferred sales charges (note 2) ...........           --             --             --             --
  Adjustments to maintain reserves .....................            3              1             (2)            (2)
                                                            ---------        -------        -------        -------
      Net equity transactions ..........................       31,453         33,557         16,114          9,776

  Net change in contract owners' equity ................       52,259         40,615         21,419         11,584
  Contract owners' equity beginning of period ..........       80,978         40,363         24,013         12,429
                                                            ---------        -------        -------        -------
  Contract owners' equity end of period ................    $ 133,237         80,978         45,432         24,013
                                                            =========        =======        =======        =======


                                                                       FidVIPOv                      NSATGvtBd
                                                              ------------------------        ----------------------
                                                                1997            1996           1997            1996
                                                              --------        --------        -------        -------
INVESTMENT ACTIVITY:
  Reinvested dividends .................................         1,845             741            825            681
  Mortality and expense charges (note 2) ...............          (679)           (391)           (67)           (52)
  Administration charge (note 2)
      Tier I ...........................................          (611)           (352)           (60)           (47)
      Tier II ..........................................            --              --             --             --
      Tier III .........................................            --              --             --             --
      Tier IV ..........................................            --              --             --             --
      Tier V ...........................................            --              --             --             --
                                                              --------        --------        -------        -------
    Net investment activity ............................           555              (2)           698            582

  Proceeds from mutual fund shares sold ................         1,605           7,065          2,513             --
  Cost of mutual fund shares sold ......................        (1,311)         (6,626)        (2,354)            --
                                                              --------        --------        -------        -------
    Realized gain (loss) on investments ................           294             439            159             --
  Change in unrealized gain (loss) on investments ......         2,792           7,875            270           (246)
                                                              --------        --------        -------        -------
    Net gain (loss) on investments .....................         3,086           8,314            429           (246)
                                                              --------        --------        -------        -------
  Reinvested capital gains .............................         7,326             815             --             --
                                                              --------        --------        -------        -------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...............        10,967           9,127          1,127            336
                                                              --------        --------        -------        -------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................................        37,048          41,252          3,575          3,305
  Transfers between funds ..............................         9,863          (5,162)            --             --
  Redemptions ..........................................          (581)           (296)        (2,506)            --
  Annual contract maintenance charge (note 2) ..........            --              --            (32)           (17)
  Contingent deferred sales charges (note 2) ...........            --              --             --             --
  Adjustments to maintain reserves .....................             2              (8)            (1)            (1)
                                                              --------        --------        -------        -------
      Net equity transactions ..........................        46,332          35,786          1,036          3,287

  Net change in contract owners' equity ................        57,299          44,913          2,163          3,623
  Contract owners' equity beginning of period ..........       102,297          57,384         12,618          8,995
                                                              --------        --------        -------        -------
  Contract owners' equity end of period ................       159,596         102,297         14,781         12,618
                                                              ========        ========        =======        =======

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996


                                                                     NSATMyMkt                      NSATTotRe
                                                             -----------------------        -----------------------
                                                               1997            1996           1997           1996
                                                             --------        -------        --------        -------
Investment activity:
  Reinvested dividends .................................     $  1,378          1,371           1,290            733
  Mortality and expense charges (note 2) ...............         (135)          (138)           (444)          (179)
  Administration charge (note 2)
      Tier I ...........................................         (121)          (124)           (399)          (161)
      Tier II ..........................................           --             --              --             --
      Tier III .........................................           --             --              --             --
      Tier IV ..........................................           --             --              --             --
      Tier V ...........................................           --             --              --             --
                                                             --------        -------        --------        -------
    Net investment activity ............................        1,122          1,109             447            393

  Proceeds from mutual fund shares sold ................       37,780          2,529             374          3,134
  Cost of mutual fund shares sold ......................      (37,780)        (2,529)           (234)        (2,334)
                                                             --------        -------        --------        -------
    Realized gain (loss) on investments ................           --             --             140            800
  Change in unrealized gain (loss) on investments ......           --             --          13,515          3,998
                                                             --------        -------        --------        -------
    Net gain (loss) on investments .....................           --             --          13,655          4,798
                                                             --------        -------        --------        -------
  Reinvested capital gains .............................           --             --           4,114          1,755
                                                             --------        -------        --------        -------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...............        1,122          1,109          18,216          6,946
                                                             --------        -------        --------        -------

Equity transactions:
  Purchase payments received from
    contract owners ....................................        8,580         15,079          27,743         18,485
  Transfers between funds ..............................      (15,000)         2,672          36,972          1,224
  Redemptions ..........................................      (22,757)            --            (149)        (3,122)
  Annual contract maintenance charge (note 2) ..........           (5)            --              (4)            (4)
  Contingent deferred sales charges (note 2) ...........           --             --              --             --
  Adjustments to maintain reserves .....................           (7)             4              11             (1)
                                                             --------        -------        --------        -------
      Net equity transactions ..........................      (29,189)        17,755          64,573         16,582

  Net change in contract owners' equity ................      (28,067)        18,864          82,789         23,528
  Contract owners' equity beginning of period ..........       36,420         17,556          46,482         22,954
                                                             --------        -------        --------        -------
  Contract owners' equity end of period ................     $  8,353         36,420         129,271         46,482
                                                             ========        =======        ========        =======


                                                                     NBAMTGro                     NBAMTLMat
                                                              ----------------------        ---------------------
                                                                1997          1996           1997          1996
                                                              -------        -------        ------        ------
Investment activity:
  Reinvested dividends .................................           --             16           441           294
  Mortality and expense charges (note 2) ...............         (114)          (209)          (44)          (23)
  Administration charge (note 2)
      Tier I ...........................................         (103)          (188)          (40)          (21)
      Tier II ..........................................           --             --            --            --
      Tier III .........................................           --             --            --            --
      Tier IV ..........................................           --             --            --            --
      Tier V ...........................................           --             --            --            --
                                                              -------        -------        ------        ------
    Net investment activity ............................         (217)          (381)          357           250

  Proceeds from mutual fund shares sold ................          289         34,734         3,118            --
  Cost of mutual fund shares sold ......................         (224)       (30,072)       (3,150)           --
                                                              -------        -------        ------        ------
    Realized gain (loss) on investments ................           65          4,662           (32)           --
  Change in unrealized gain (loss) on investments ......        3,892         (5,353)          176           (67)
                                                              -------        -------        ------        ------
    Net gain (loss) on investments .....................        3,957           (691)          144           (67)
                                                              -------        -------        ------        ------
  Reinvested capital gains .............................        1,560          3,808            --            --
                                                              -------        -------        ------        ------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...............        5,300          2,736           501           183
                                                              -------        -------        ------        ------

Equity transactions:
  Purchase payments received from
    contract owners ....................................        6,212          8,488         4,298         3,443
  Transfers between funds ..............................           --             --        (3,114)           --
  Redemptions ..........................................         (143)       (34,697)           --            --
  Annual contract maintenance charge (note 2) ..........          (10)           (19)           --            --
  Contingent deferred sales charges (note 2) ...........           --             --            --            --
  Adjustments to maintain reserves .....................            1             --            --            --
                                                              -------        -------        ------        ------
      Net equity transactions ..........................        6,060        (26,228)        1,184         3,443

  Net change in contract owners' equity ................       11,360        (23,492)        1,685         3,626
  Contract owners' equity beginning of period ..........       16,877         40,369         6,755         3,129
                                                              -------        -------        ------        ------
  Contract owners' equity end of period ................       28,237         16,877         8,440         6,755
                                                              =======        =======        ======        ======

                                                                     (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996


                                                                     NBAMTPart
                                                             -----------------------
                                                               1997            1996
                                                             --------        -------
INVESTMENT ACTIVITY:
  Reinvested dividends .................................     $     47             26
  Mortality and expense charges (note 2) ...............         (104)           (55)
  Administration charge (note 2)
      Tier I ...........................................          (93)           (49)
      Tier II ..........................................           --             --
      Tier III .........................................           --             --
      Tier IV ..........................................           --             --
      Tier V ...........................................           --             --
                                                             --------        -------
    Net investment activity ............................         (150)           (78)

  Proceeds from mutual fund shares sold ................          346            472
  Cost of mutual fund shares sold ......................         (161)          (327)
                                                             --------        -------
    Realized gain (loss) on investments ................          185            145
  Change in unrealized gain (loss) on investments ......        4,404          2,418
                                                             --------        -------
    Net gain (loss) on investments .....................        4,589          2,563
                                                             --------        -------
  Reinvested capital gains .............................          729            324
                                                             --------        -------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...............        5,168          2,809
                                                             --------        -------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................................        6,119          4,697
  Transfers between funds ..............................        3,543             --
  Redemptions ..........................................         (167)          (471)
  Annual contract maintenance charge (note 2) ..........           --             --
  Contingent deferred sales charges (note 2) ...........           --             --
  Adjustments to maintain reserves .....................           (2)            (2)
                                                             --------        -------
      Net equity transactions ..........................        9,493          4,224

  Net change in contract owners' equity ................       14,661          7,033
  Contract owners' equity beginning of period ..........       14,770          7,737
                                                             --------        -------
  Contract owners' equity end of period ................     $ 29,431         14,770
                                                             ========        =======

               See accompanying notes to financial statements.

                         NATIONWIDE DC VARIABLE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 1997 AND 1996



(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         Nationwide DC Variable Account (the Account) was established by resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 10, 1974. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers group flexible fund retirement contracts through the Account. The primary distribution for the contracts is through an affiliated sales organization; however, other distributors may be utilized.

     (b) The Contracts

         Participants in group flexible fund contracts may be invested in any of the following funds:

              AIM Equity Funds, Inc. - AIM Constellation Fund - Institutional
                Class (AIMCon)

              AIM Equity Funds, Inc. - AIM Weingarten Fund - Institutional Class
                (AIMWein)

              American Century: Twentieth Century Growth Fund (ACTCGro)

              American Century: Twentieth Century Select Fund (ACTCSel)

              American Century: Twentieth Century Ultra Fund (ACTCUltra)

              The Bond Fund of America(SM), Inc. (BdFdAm)
                (only available for certain contracts issued beginning January
                   1, 1994)

              Davis New York Venture Fund, Inc. - Class A (DNYVenFd)

              Delaware Group Decatur Fund, Inc. - Decatur Income Fund
                Institutional Class (DeDecInc)
                  (not available for contracts issued on or after August 1,
                    1993)

              Dreyfus Cash Management - Class A (DryCsMgt)

              Dreyfus S&P 500 Index Fund (Dry500Ix)

              The Dreyfus Third Century Fund, Inc. (Dry3dCen)

              Evergreen Income and Growth Fund - Class Y (EvIncGro)
                (formerly The Evergreen Total Return Fund - Class Y)

              The Institutional Shares of Federated GNMA Trust (FedGNMA)

              Federated U.S. Government Securities Fund: 2-5 Years -
                Institutional Shares (FedUSGvt)

              Fidelity Asset Manager(TM) (FidAsMgr)

              Fidelity Capital & Income Fund (FidCapInc)
                (not available for contracts issued on or after January 1, 1987)

              Fidelity Contrafund (FidContr)

              Fidelity Equity-Income Fund (FidEqInc)

              Fidelity Growth & Income Portfolio (FidGrInc)

              Fidelity Magellan(R) Fund (FidMgln)

              Fidelity OTC Portfolio (FidOTC)

              Fidelity Puritan(R) Fund (FidPurtn)

              The Growth Fund of America(R), Inc. (GroFdAm)
                (only available for certain contracts issued beginning January
                  1, 1994)

              The Income Fund of America(R), Inc. (IncFdAm)
                (only available for certain contracts issued beginning January
                  1, 1994)

              INVESCO Industrial Income Fund, Inc. (InvIndInc)

              Janus Fund (JanFund)

              Janus Twenty Fund (Jan20Fd)

              MAS Funds - Fixed Income Portfolio (MASFIP)

              MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)

              MFS(R) High Income Fund - Class A (MFSHiInc)

              Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)

              Nationwide(R) Bond Fund (NWBdFd) (managed for a fee by an
                affiliated investment advisor)

              Nationwide(R) Fund (NWFund) (managed for a fee by an affiliated investment advisor)

              Nationwide(R) Growth Fund (NWGroFd) (managed for a fee by an affiliated investment advisor)

              Nationwide(R) Money Market Fund (NWMyMkt) (managed for a fee by an affiliated investment advisor)

              Neuberger & Berman Guardian Fund (NBGuard)

              Neuberger & Berman Manhattan Fund (NBManhFd)

              Neuberger & Berman Partners Fund (NBPartFd)

              Putnam Investors Fund - Class A (PutInvFd)

              Putnam Voyager Fund - Class A (PutVoyFd)

              SEI Index Funds - S&P 500 Index Portfolio (SEI500Ix)

              Seligman Growth Fund, Inc. - Class A (SelGroFd)

              Strong Common Stock Fund, Inc. (StComStk)

              T. Rowe Price International Funds, Inc. - International Stock
                Fund(R) (TRIntStk)

              Templeton Foreign Fund - Class I (TemForFd)

              Templeton Global Smaller Companies Fund, Inc. - Class I
                (TemGlSmCo)

         The following funds are available for investment only by Plans established under Internal Revenue Code (IRC) Section 403(b).

              Portfolios of the American Century Variable Portfolios, Inc.
                (American Century VP) (formerly TCI Portfolios, Inc.);
                   American Century VP - American Century VP Balanced (ACVPBal)
                     (formerly TCI Portfolios - TCI Balanced)
                   American Century VP - American Century VP Capital
                     Appreciation (ACVPCapAp) (formerly TCI Portfolios -
                       TCI Growth)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolios of the Fidelity Variable Insurance Products Fund I & II
                (Fidelity VIP);
                  Fidelity VIP - Asset Manager Portfolio (FidVIPAM)
                  Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
                  Fidelity VIP - Growth Portfolio (FidVIPGr)
                  Fidelity VIP - High Income Portfolio (FidVIPHI)
                  Fidelity VIP - Overseas Portfolio (FidVIPOv)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT)
                (managed for a fee by an affiliated investment advisor);
                  Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Government Bond Fund (NSATGvtBd) Nationwide SAT - Money Market Fund (NSATMyMkt)
                  Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolios of the Neuberger & Berman Advisers Management Trust
                (Neuberger & Berman AMT);
                  Neuberger & Berman AMT - Growth Portfolio (NBAMTGro) Neuberger & Berman AMT - Limited Maturity Bond Portfolio
                    (NBAMTLMat)
                  Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

         All of the above funds were being utilized as of December 31, 1997, except AIM Equity Funds, Inc. - AIM Weingarten Fund - Institutional Class (AIMWein), Fidelity OTC Portfolio (FidOTC), Fidelity Puritan(R) Fund (FidPurtn), Nationwide SAT - Capital Appreciation Fund (NSATCapAp), Strong Common Stock Fund, Inc. (StComStk) and Templeton Global Smaller Companies Fund, Inc. - Class I (TemGlSmCo)

         The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1997. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the IRC. The assets in this account are held pursuant to contracts with entities which are exempt from Federal income tax. Because of this exemption, no taxes need be provided for investment income or realized and unrealized capital gains. Annuity payouts and withdrawal payments are taxable as wages when received by the participants.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Reclassifications

         Certain 1996 amounts have been reclassified to conform with the current year presentation.

(2)  EXPENSES

     Net purchase payments received for contracts issued before July 1, 1980, represent contributions by the contract owners less a sales charge by the Company of not more than 5%, to cover sales expenses. The Company does not deduct a sales charge from purchase payments for contracts issued after July 1, 1980. However, if any part of the contract value representing participant accounts that have been established under the contracts and held in the Account for less than sixteen (16) years is surrendered, the Company will, with certain exceptions, assess a contingent deferred sales charge. This charge will be equal to not more than 5% of the lesser of all purchase payments received on behalf of the surrendering participant or contract owner prior to the date of the request for surrender, or the amount surrendered. Sales charges or contingent deferred sales charges of less than 5% reflect actual variations in expense (usually reduced agents' commissions). No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. Sales charges may be reduced or eliminated upon negotiated conversion of the contracts to other investment programs offered by the Company or its affiliates.

     The following contract charges are deducted by the Company on contracts issued before July 1, 1980: (a) an annual contract maintenance charge of $8 assessed by surrendering units; (b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.95%; and (c) a charge on complete redemption, equal to the lesser of $8 or 2% of the value of the account, except when such redemption occurs within 31 days of the anniversary date of the contract.

     For contracts issued beginning July 1, 1980 through April 30, 1991, contract charges include: (a) an annual contract maintenance charge of $12 or $15, based upon administrative services provided, assessed by surrendering units; and (b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.95%.

     For contracts issued on or after May 1, 1991, contract charges include a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.35%, 0.15% and 0.45% respectively. Beginning November 1, 1996, the administration charge was based upon the aggregate balance of assets held under the contract by each contract owner as follows:

                Expense                             Administration
                  Tier         Assets (Millions)        Charge
                    I              Up to $10             .45%
                   II           Over $10 to $25          .40%
                   III          Over $25 to $50          .30%
                   IV          Over $50 to $150          .20%
                    V              Over $150             .15%

     The administration charge implemented on November 1, 1996 was based on the June 30, 1996 asset balance. Thereafter, the administrative charge will be determined using the December 31 asset balance and is effective at the next expense tier on the following May 1.

     Contract owners may negotiate an exchange privilege with the Company. The exchange privilege provides for transfers of units among the various investment options for each participant's account. The number of transfers allowed, and any administrative charges associated therewith, are subject to negotiation between the contract owner and the Company.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)  COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at December 31, 1997.

                                                                                                            ANNUAL
       TIER I (JUNE 30, 1996, SEE NOTE 2)                   UNITS          UNIT VALUE                       RETURN
       ----------------------------------                ----------       -----------                    ------------

        AIM Equity Funds, Inc. - AIM Constellation
           Fund - Institutional Class ............        1,753,409       $  2.309709      $  4,049,865       12%
        American Century: Twentieth Century
           Growth Fund ...........................       10,995,755          5.842997        64,248,163       28%
        American Century: Twentieth Century
           Select Fund ...........................           23,381          2.058976            48,141       31%
        American Century: Twentieth Century
           Ultra Fund ............................       73,545,284          2.524538       185,667,864       22%
        The Bond Fund of America(SM), Inc. .......        3,207,320          2.332586         7,481,350        8%
        Delaware Group Decatur Fund, Inc. -
           Decatur Income Fund Institutional Class           74,563          2.935219           218,859       29%
        Dreyfus S&P 500 Index Fund ...............        8,503,701          1.217658        10,354,600       22%(a)
        The Dreyfus Third Century Fund, Inc. .....        5,074,527          3.532278        17,924,640       28%
        Evergreen Income and Growth Fund -
           Class Y ...............................          914,194          2.422617         2,214,742       24%
        The Institutional Shares of Federated
           GNMA Trust ............................          688,011          1.393241           958,565        8%
        Federated U.S. Government Securities Fund:
           2-5 Years - Institutional Shares ......        1,373,391          1.214470         1,667,942        6%
        Fidelity Asset Manager(TM) ...............        2,796,412          1.517270         4,242,912       21%
        Fidelity Capital & Income Fund ...........          102,795          4.654233           478,432       14%
        Fidelity Contrafund ......................       62,958,434          2.509557       157,997,779       22%
        Fidelity Equity-Income Fund ..............       21,606,856          6.900916       149,107,098       29%
        Fidelity Magellan(R) Fund ................       55,482,152          2.398961       133,099,519       25%
        The Growth Fund of America(R), Inc. ......        2,642,923          3.382686         8,940,179       26%
        The Income Fund of America(R), Inc. ......        4,752,235          2.614863        12,426,443       21%
        INVESCO Industrial Income Fund, Inc ......        7,749,404          2.102364        16,292,068       25%
        Janus Fund ...............................       22,289,770          1.948907        43,440,689       22%
        Janus Twenty Fund ........................            7,662          2.147649            16,455       28%
        MAS Funds - Fixed Income Portfolio .......        1,341,493          1.335173         1,791,125        9%
        MFS(R) Growth Opportunities Fund -
           Class A ...............................          513,453          9.012670         4,627,582       22%
        MFS(R) High Income Fund - Class A ........           81,409          6.168371           502,161       12%
        Massachusetts Investors Growth Stock
           Fund - Class A ........................          142,697         15.968069         2,278,596       47%
        Nationwide(R) Fund .......................        1,840,610         20.697282        38,095,624       38%
        Nationwide(R) Growth Fund ................        1,084,820          3.854877         4,181,848       25%
        Nationwide(R) Money Market Fund ..........        7,176,896          3.003821        21,558,111        4%
        Neuberger & Berman Manhattan Fund ........           39,662          3.146989           124,816       28%
        Neuberger & Berman Partners Fund .........        1,370,455          1.458745         1,999,144       28%
        Putnam Investors Fund - Class A ..........          508,161         18.110411         9,203,005       33%
        Putnam Voyager Fund - Class A ............       22,283,254          3.837109        85,503,274       25%

                                                                     (Continued)

        SEI Index Funds - S&P 500 Index Portfolio           150,050          3.905079              585,957         32%
        Seligman Growth Fund, Inc - Class A. .....           93,124         12.541848            1,167,947         17%
        T. Rowe Price International Funds, Inc. -
           International Stock Fund(R) ...........        7,561,237          1.843420           13,938,536          2%
        Templeton Foreign Fund - Class I .........       28,352,933          1.874393           53,144,539          6%
        American Century VP - American Century
           VP Balanced ...........................            4,531          1.509759                6,841         15%
        American Century VP - American Century
           VP Capital Appreciation ...............           50,033          1.570313               78,567         (4)%
        The Dreyfus Socially Responsible
           Growth Fund, Inc. .....................            4,478          1.990292                8,913         27%
        Dreyfus Stock Index Fund .................           21,714          2.113257               45,887         32%
        Fidelity VIP - Asset Manager Portfolio ...           25,131          1.502515               37,760         20%
        Fidelity VIP - Equity-Income Portfolio ...           90,224          1.872610              168,954         27%
        Fidelity VIP - Growth Portfolio ..........           70,171          1.898743              133,237         22%
        Fidelity VIP - High Income Portfolio .....           29,112          1.560592               45,432         17%
        Fidelity VIP - Overseas Portfolio ........          125,065          1.276107              159,596         11%
        Nationwide SAT - Government Bond Fund ....            8,433          1.752816               14,781          9%
        Nationwide SAT - Money Market Fund .......            6,361          1.313205                8,353          4%
        Nationwide SAT - Total Return Fund .......           42,827          3.018448              129,271         28%
        Neuberger & Berman AMT -
           Growth Portfolio ......................           12,306          2.294545               28,237         28%
        Neuberger & Berman AMT -
           Limited Maturity Bond Portfolio .......            7,063          1.194950                8,440          6%
        Neuberger & Berman AMT -
           Partners Portfolio ....................           13,504          2.179432               29,431         30%
                                                         ==========         =========       --------------
          Sub-Total Tier I (June 30, 1996) .......                                          $1,060,482,270
                                                                                            ==============

                                                                                                            ANNUAL
       TIER II (JUNE 30, 1996, SEE NOTE 2)                  UNITS          UNIT VALUE                       RETURN
       -----------------------------------               ----------       -----------                    ------------
        American Century: Twentieth Century
           Growth Fund ...........................        3,903,936        $ 5.846396      $ 22,823,956       28%
        American Century: Twentieth Century
           Ultra Fund ............................       19,732,726           2.526007       49,845,004       22%
        The Bond Fund of America(SM), Inc. .......          844,897           2.333980        1,971,973        8%
        Davis New York Venture Fund, Inc. -
           Class A ...............................          199,664           2.233818          446,013       32%
        Delaware Group Decatur Fund, Inc. -
           Decatur Income Fund Institutional Class           15,400           2.936925           45,229       29%
        Dreyfus Cash Management - Class A ........          231,535           1.212863          280,820        5%
        Dreyfus S&P 500 Index Fund ...............        3,436,138           1.218064        4,185,436       22%(a)
        The Dreyfus Third Century Fund, Inc. .....        1,286,026           3.534332        4,545,243       28%
        Evergreen Income and Growth Fund -
           Class Y ...............................          388,299           2.424026          941,247       24%
        Federated U.S. Government Securities Fund:
           2-5 Years - Institutional Shares ......          323,646           1.215186          393,290        6%
        Fidelity Asset Manager(TM) ...............          633,745           1.518153          962,122       21%
        Fidelity Capital & Income Fund ...........           36,724           4.656974          171,023       14%
        Fidelity Contrafund ......................       15,968,503           2.511017       40,097,182       22%
        Fidelity Equity-Income Fund ..............        7,169,293           6.904928       49,503,452       29%
        Fidelity Magellan(R) Fund ................       11,589,048           2.400356       27,817,841       25%
        The Growth Fund of America(R), Inc. ......          650,012           3.384653        2,200,065       26%
        The Income Fund of America(R), Inc. ......        1,325,543           2.616384        3,468,129       21%
        INVESCO Industrial Income Fund, Inc ......        1,917,268           2.103587        4,033,140       25%
        Janus Fund ...............................        5,595,764           1.950041       10,911,969       22%
        MAS Funds - Fixed Income Portfolio .......          296,496           1.335950          396,104        9%
        MFS(R) Growth Opportunities Fund -
           Class A ...............................          317,319           9.017913        2,861,555       22%
        MFS(R) High Income Fund - Class A ........           25,730           6.172004          158,806       12%
        Massachusetts Investors Growth Stock
           Fund - Class A ........................           19,733          15.977352          315,281       47%
        Nationwide(R) Fund .......................          509,179          20.709316       10,544,749       38%
        Nationwide(R) Growth Fund ................          357,289           3.857119        1,378,106       25%
        Nationwide(R) Money Market Fund ..........        6,441,740           3.005590       19,361,229        4%
        Putnam Investors Fund - Class A ..........          133,581          18.120944        2,420,614       33%
        Putnam Voyager Fund - Class A ............        5,930,438           3.839341       22,768,974       25%
        SEI Index Funds - S&P 500 Index Portfolio            52,580           3.907349          205,448       32%
        Seligman Growth Fund, Inc - Class A. .....           10,649          12.549144          133,636       17%
        T. Rowe Price International Funds, Inc. -
           International Stock Fund(R) ...........        1,859,628           1.844492        3,430,069        2%
        Templeton Foreign Fund - Class I .........        7,960,130           1.875484       14,929,096        6%
                                                         ==========          =========     ------------
          Sub-Total Tier II (June 30, 1996) ......                                         $303,546,801
                                                                                           ============


                                                                     (Continued)

                                                                                                            ANNUAL
       TIER II (DECEMBER 31, 1996, SEE NOTE 2)                  UNITS          UNIT VALUE                       RETURN
       ---------------------------------------           ----------       -----------                    ------------
        American Century: Twentieth Century
           Growth Fund ...........................           337,408       $ 5.844955       $1,972,135       28%
        American Century: Twentieth Century
           Ultra Fund ............................         2,468,617         2.525385        6,234,208       22%
        The Bond Fund of America(SM), Inc. .......           110,244         2.333393          257,243        8%
        Delaware Group Decatur Fund, Inc.-
           Decatur Income Fund Institutional Class               262         2.936202              769       29%
        Dreyfus S&P 500 Index Fund ...............           287,240         1.218064          349,877       22%(a)
        The Dreyfus Third Century Fund, Inc. .....           196,674         3.533462          694,940       28%
        Evergreen Income and Growth Fund -
           Class Y ...............................            62,878         2.423429          152,380       24%
        Federated U.S. Government Securities Fund:
           2-5 Years - Institutional Shares ......            76,514         1.214882           92,955        6%
        Fidelity Asset Manager(TM) ...............            45,091         1.517779           68,438       21%
        Fidelity Capital & Income Fund ...........               386         4.655810            1,797       14%
        Fidelity Contrafund ......................         2,303,992         2.510398        5,783,937       22%
        Fidelity Equity-Income Fund ..............           617,355         6.903229        4,261,743       29%
        Fidelity Magellan(R) Fund ................         1,313,023         2.399765        3,150,947       25%
        The Growth Fund of America(R), Inc. ......            50,498         3.383820          170,876       26%
        The Income Fund of America(R), Inc. ......           129,547         2.615739          338,861       21%
        INVESCO Industrial Income Fund, Inc ......           264,870         2.103069          557,040       25%
        Janus Fund ...............................           820,870         1.949561        1,600,336       22%
        MAS Funds - Fixed Income Portfolio .......            10,073         1.335621           13,454        9%
        MFS(R) Growth Opportunities Fund -
           Class A ...............................            28,071         9.015691          253,079       22%
        MFS(R) High Income Fund - Class A ........             2,719         6.170461           16,777       12%
        Massachusetts Investors Growth Stock
           Fund - Class A ........................             3,342        15.973419           53,383       47%
        Nationwide(R) Fund .......................            74,871        20.704221        1,550,146       38%
        Nationwide(R) Growth Fund ................            26,821         3.856169          103,426       25%
        Nationwide(R) Money Market Fund ..........           116,705         3.004839          350,680        4%
        Putnam Investors Fund - Class A ..........            10,065        18.116482          182,342       33%
        Putnam Voyager Fund - Class A ............           682,444         3.838394        2,619,489       25%
        T. Rowe Price International Funds, Inc. -
           International Stock Fund(R) ...........           233,087         1.844038          429,821        2%
        Templeton Foreign Fund - Class I .........         1,104,154         1.875022        2,070,313        6%
                                                          ==========       ==========      -----------
          Sub-Total Tier II (December 31, 1996) ..                                         $33,331,392
                                                                                           ===========

                                                                                                            ANNUAL
       TIER III (JUNE 30, 1996, SEE NOTE 2)                 UNITS          UNIT VALUE                       RETURN
       ------------------------------------              ----------       -----------                    ------------
        American Century: Twentieth Century
           Growth Fund ...........................          1,540,193       $ 5.853199       $ 9,015,056       28%
        American Century: Twentieth Century
           Ultra Fund ............................         11,990,091         2.528946        30,322,293       22%
        The Bond Fund of America(SM), Inc. .........          379,522         2.336766           886,854        8%
        Delaware Group Decatur Fund, Inc. -
           Decatur Income Fund Institutional Class              6,036         2.940341            17,748       29%
        Dreyfus S&P 500 Index Fund ...............          2,297,690         1.218878         2,800,604       22%(a)
        The Dreyfus Third Century Fund, Inc. .....            912,241         3.538445         3,227,915       28%
        Evergreen Income and Growth Fund -
           Class Y ...............................             79,190         2.426846           192,182       25%
        Federated U.S. Government Securities Fund:
           2-5 Years - Institutional Shares ......            188,738         1.216616           229,622        6%
        Fidelity Asset Manager(TM) .................          299,273         1.519919           454,871       21%
        Fidelity Capital & Income Fund ...........             22,232         4.662457           103,656       14%
        Fidelity Contrafund ......................          9,637,261         2.513939        24,227,486       22%
        Fidelity Equity-Income Fund ..............          3,057,190         6.912960        21,134,232       29%
        Fidelity Magellan(R) Fund ................          6,180,393         2.403149        14,852,405       26%
        The Growth Fund of America(R), Inc. ......            496,036         3.388591         1,680,863       26%
        The Income Fund of America(R), Inc. ......            490,571         2.619427         1,285,015       21%
        INVESCO Industrial Income Fund, Inc ......            473,406         2.106034           997,009       25%
        Janus Fund ...............................          2,423,723         1.952310         4,731,859       22%
        MAS Funds - Fixed Income Portfolio .......            248,580         1.337506           332,477        9%
        MFS(R) Growth Opportunities Fund -
           Class A ...............................            178,707         9.028407         1,613,440       22%
        MFS(R) High Income Fund - Class A ........              6,564         6.179271            40,561       12%
        Massachusetts Investors Growth Stock
           Fund - Class A ........................             12,152        15.995935           194,383       47%
        Nationwide(R) Fund .......................            329,293        20.733404         6,827,365       39%
        Nationwide(R) Growth Fund ................             93,047         3.861607           359,311       25%
        Nationwide(R) Money Market Fund ..........            909,979         3.009129         2,738,244        4%
        Putnam Investors Fund - Class A ..........             39,280        18.142029           712,619       33%
        Putnam Voyager Fund - Class A ............          3,166,939         3.843809        12,173,109       25%
        Seligman Growth Fund, Inc - Class A ......              2,475        12.563748            31,095       17%
        T. Rowe Price International Funds, Inc. -
           International Stock Fund(R) ...........          1,036,525         1.846640         1,914,089        2%
        Templeton Foreign Fund - Class I .........          2,623,603         1.877667         4,926,253        6%
                                                           ==========       ==========      ------------
          Sub-Total Tier III (June 30, 1996) .....                                          $148,022,616
                                                                                            ============


                                                                     (Continued)

                                                                                                            ANNUAL
       TIER III (DECEMBER 31, 1996, SEE NOTE 2)             UNITS          UNIT VALUE                       RETURN
       ----------------------------------------          ----------       -----------                    ------------
        American Century: Twentieth Century
           Growth Fund ...........................          105,486       $ 5.850316       $  617,126       28%
        American Century: Twentieth Century
           Ultra Fund ............................          322,005         2.527701          813,932       22%
        The Bond Fund of America(SM), Inc. .........         10,951         2.335593           25,577        8%
        Dreyfus S&P 500 Index Fund ...............           36,388         1.218878           44,353       22%(a)
        The Dreyfus Third Century Fund, Inc. .....           20,119         3.536702           71,155       28%
        Evergreen Income and Growth Fund -
           Class Y ...............................            9,663         2.425651           23,439       25%
        Federated U.S. Government Securities Fund:
           2-5 Years - Institutional Shares ......            1,612         1.216009            1,960        6%
        Fidelity Asset Manager(TM) .................         62,190         1.519171           94,477       21%
        Fidelity Capital & Income Fund ...........           39,699         4.660128          185,002       14%
        Fidelity Contrafund ......................          186,236         2.512701          467,955       22%
        Fidelity Equity-Income Fund ..............          189,228         6.909557        1,307,482       29%
        Fidelity Magellan(R) Fund ................          244,774         2.401965          587,939       26%
        The Growth Fund of America(R), Inc. ......            6,443         3.386923           21,822       26%
        The Income Fund of America(R), Inc. ......           24,783         2.618138           64,885       21%
        INVESCO Industrial Income Fund, Inc ......            5,633         2.104998           11,857       25%
        Janus Fund ...............................          174,631         1.951349          340,766       22%
        MAS Funds - Fixed Income Portfolio .......            3,162         1.336847            4,227        9%
        MFS(R) Growth Opportunities Fund -
           Class A ...............................           36,452         9.023960          328,941       22%
        MFS(R) High Income Fund - Class A ........           16,908         6.176184          104,427       12%
        Massachusetts Investors Growth Stock
           Fund - Class A ........................              150        15.988060            2,398       47%
        Nationwide(R) Fund .......................           16,906        20.723203          350,346       38%
        Nationwide(R) Growth Fund ................           22,824         3.859705           88,094       25%
        Nationwide(R) Money Market Fund ..........           68,201         3.007626          205,123        4%
        Putnam Investors Fund - Class A ..........            9,478        18.133095          171,865       33%
        Putnam Voyager Fund - Class A ............           95,529         3.841914          367,014       25%
        Seligman Growth Fund, Inc - Class A ......            6,424        12.557561           80,670       17%
        T. Rowe Price International Funds, Inc. -
           International Stock Fund(R) ...........           15,280         1.845731           28,203        2%
        Templeton Foreign Fund - Class I .........          147,481         1.876743          276,784        6%
                                                           ========        =========       ----------
          Sub-Total Tier III (December 31, 1996) .                                         $6,687,819
                                                                                           ==========

                                                                                                            ANNUAL
       TIER IV (JUNE 30, 1996, SEE NOTE 2)                  UNITS          UNIT VALUE                       RETURN
       -----------------------------------                ----------       -----------                    ------------
        American Century: Twentieth Century
           Growth Fund ...........................           758,360       $ 5.860011       $ 4,443,998       28%
        American Century: Twentieth Century
           Select Fund ...........................         1,088,027         2.064969         2,246,742       31%
        American Century: Twentieth Century
           Ultra Fund ............................         4,964,637         2.531889        12,569,910       22%
        The Bond Fund of America(SM), Inc. .........            55,496         2.339554           129,836        8%
        Dreyfus S&P 500 Index Fund ...............         1,092,654         1.219691         1,332,700       22%(a)
        The Dreyfus Third Century Fund, Inc. .....           428,452         3.542562         1,517,818       28%
        Evergreen Income and Growth Fund -
           Class Y ...............................            21,853         2.429669            53,096       25%
        Federated U.S. Government Securities Fund:
           2-5 Years - Institutional Shares ......           114,003         1.218047           138,861        6%
        Fidelity Asset Manager(TM) .................           538,872         1.521688           819,995       21%
        Fidelity Capital & Income Fund ...........            22,307         4.667941           104,128       14%
        Fidelity Contrafund ......................         4,750,222         2.516865        11,955,667       22%
        Fidelity Equity-Income Fund ..............         2,389,431         6.921001        16,537,254       29%
        Fidelity Magellan(R) Fund ................         3,706,622         2.405944         8,917,925       26%
        The Growth Fund of America(R), Inc. ......           170,540         3.392534           578,563       26%
        The Income Fund of America(R), Inc. ......           294,406         2.622475           772,072       21%
        INVESCO Industrial Income Fund, Inc ......           473,795         2.108484           998,989       26%
        Janus Fund ...............................         2,404,760         1.954582         4,700,301       22%
        MAS Funds - Fixed Income Portfolio .......            91,023         1.339063           121,886        9%
        MFS(R) Growth Opportunities Fund -
           Class A ...............................             5,735         9.038914            51,838       22%
        MFS(R) High Income Fund - Class A ........               105         6.186539               650       12%
        Massachusetts Investors Growth Stock
           Fund - Class A ........................               285        16.014540             4,564       47%
        Nationwide(R) Fund .......................           142,531        20.757521         2,958,590       39%
        Nationwide(R) Growth Fund ................           339,294         3.866100         1,311,745       25%
        Nationwide(R) Money Market Fund ..........           985,611         3.012668         2,969,319        4%
        Putnam Investors Fund - Class A ..........             4,776        18.163138            86,747       34%
        Putnam Voyager Fund - Class A ............         2,223,516         3.848283         8,556,719       25%
        Seligman Growth Fund, Inc - Class A ......               684        12.578369             8,604       17%
        T. Rowe Price International Funds, Inc. -
           International Stock Fund(R) ...........           783,958         1.848790         1,449,374        2%
        Templeton Foreign Fund - Class I .........         1,763,615         1.879853         3,315,337        6%
                                                          ==========       ==========       -----------
          Sub-Total Tier IV (June 30, 1996) ......                                          $88,653,228
                                                                                            ===========


                                                                     (Continued)

                                                                                                               ANNUAL
       TIER V (JUNE 30, 1996, SEE NOTE 2)                      UNITS          UNIT VALUE                       RETURN
       ----------------------------------                    ----------       -----------                    ------------
        AIM Equity Funds, Inc. - AIM Constellation
           Fund - Institutional Class ............            2,389,104       $ 2.318983       $ 5,540,292       13%
        American Century: Twentieth Century
           Growth Fund ...........................            6,244,941         5.866443        36,635,590       28%
        American Century: Twentieth Century
           Ultra Fund ............................           19,414,868         2.534668        49,210,245       22%
        The Bond Fund of America(SM), Inc. .........              736,645         2.342166         1,725,345        9%
        The Dreyfus Third Century Fund, Inc. .....            2,302,999         3.546449         8,167,469       29%
        Evergreen Income and Growth Fund -
           Class Y ...............................              433,149         2.432337         1,053,564       25%
        Fidelity Capital & Income Fund ...........               70,677         4.673077           330,279       14%
        Fidelity Contrafund ......................            3,990,922         2.519627        10,055,635       22%
        Fidelity Equity-Income Fund ..............            7,574,670         6.928596        52,481,828       29%
        Fidelity Growth & Income Portfolio .......            3,435,213         2.591531         8,902,461       29%
        Fidelity Magellan(R) Fund ................           16,840,881         2.408585        40,562,693       26%
        MFS(R) Growth Opportunities Fund -
           Class A ...............................            1,999,203         9.048839        18,090,466       22%
        MFS(R) High Income Fund - Class A ........              500,487         6.193345         3,099,689       12%
        Massachusetts Investors Growth Stock
           Fund - Class A ........................              271,730        16.032114         4,356,406       47%
        Nationwide(R) Bond Fund ..................               51,355         2.175755           111,736        9%
        Nationwide(R) Fund .......................              721,864        20.780295        15,000,547       39%
        Nationwide(R) Growth Fund ................              658,443         3.870345         2,548,402       25%
        Nationwide(R) Money Market Fund ..........            3,131,282         3.015983         9,443,893        4%
        Neuberger & Berman Guardian Fund .........              614,486         1.601873           984,329       17%
        Putnam Investors Fund - Class A ..........            1,771,233        18.183069        32,206,452       34%
        Putnam Voyager Fund - Class A ............            1,528,999         3.852510         5,890,484       25%
        SEI Index Funds - S&P 500 Index Portfolio             3,689,771         3.920739        14,466,629       32%
        Seligman Growth Fund, Inc - Class A ......              113,689        12.592179         1,431,592       17%
        T. Rowe Price International Funds, Inc. -
           International Stock Fund(R) ...........            4,875,751         1.850821         9,024,142        2%
        Templeton Foreign Fund - Class I .........            1,092,861         1.881918         2,056,675        6%
                                                             ==========       ==========       -----------
          Sub-Total Tier V (June 30, 1996) .......                                             333,376,843
                                                                                            ==============
            Total Contract Owners' Equity ........                                          $1,974,100,969
                                                                                            ==============




(a)  This investment option was not being utilized for the entire period.

                          Independent Auditors' Report



The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide DC Variable Account:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide DC Variable Account as of December 31, 1997, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide DC Variable Account as of December 31, 1997, and the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP

Columbus, Ohio
February 6, 1998

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA o COLUMBUS, OHIO 43215-2220

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